THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $1,950,792 (000))
MORTGAGE-BACKED SECURITIES — 122.8%
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — 1.1%
ACREC, Ser 2021-FL1, Cl E
Callable 10/16/24 @ $100.000
8.129%, TSFR1M + 3.114%, 10/16/36(A)(B)	$1,030	$984
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL1, Cl D
Callable 10/15/24 @ $100.000
8.161%, TSFR1M + 3.064%, 12/15/35(A)(B)	1,572	1,533
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL1, Cl E
Callable 10/15/24 @ $100.000
8.611%, TSFR1M + 3.514%, 12/15/35(A)(B)	130	124
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl D
Callable 10/15/24 @ $100.000
7.411%, TSFR1M + 2.314%, 08/15/34(A)(B)	200	198
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl E
Callable 10/15/24 @ $100.000
7.761%, TSFR1M + 2.664%, 08/15/34(A)(B)	840	814
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl E
Callable 10/15/24 @ $100.000
8.611%, TSFR1M + 3.514%, 11/15/36(A)(B)	1,603	1,528
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
Callable 10/15/24 @ $100.000
8.342%, SOFR30A + 3.000%, 01/15/37(A)(B)	1,580	1,524
AREIT Trust, Ser 2022-CRE6, Cl D
Callable 10/15/25 @ $100.000
8.191%, SOFR30A + 2.850%, 01/20/37(A)(B)	270	265
AREIT Trust, Ser 2022-CRE6, Cl E
Callable 10/15/25 @ $100.000
8.741%, SOFR30A + 3.400%, 01/20/37(A)(B)	200	193
BRSP, Ser 2021-FL1, Cl D
Callable 10/19/24 @ $100.000
7.779%, TSFR1M + 2.814%, 08/19/38(A)(B)	100	97
BRSP, Ser 2024-FL2, Cl D
Callable 08/19/26 @ $100.000
9.806%, TSFR1M + 4.841%, 08/19/37(A)(B)	2,000	2,000

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — (continued)
MF1, Ser 2021-FL6, Cl E
Callable 10/16/24 @ $100.000
8.079%, TSFR1M + 3.064%, 07/16/36(A)(B)		$440	$410
MF1, Ser 2021-FL7, Cl E
Callable 10/16/24 @ $100.000
7.929%, TSFR1M + 2.914%, 10/16/36(A)(B)		252	237
MF1, Ser 2022-FL8, Cl A
Callable 10/17/24 @ $100.000
6.315%, TSFR1M + 1.350%, 02/19/37(A)(B)		9,687	9,624
PFP, Ser 2021-8, Cl E
Callable 09/14/25 @ $100.000
7.712%, TSFR1M + 2.614%, 08/09/37(A)(B)		110	108
PFP, Ser 2024-11, Cl C
Callable 10/17/26 @ $100.000
8.072%, TSFR1M + 2.990%, 09/17/39(A)(B)		1,200	1,199
STWD, Ser 2021-FL2, Cl D
Callable 10/16/24 @ $100.000
7.929%, TSFR1M + 2.914%, 04/18/38(A)(B)		100	94

			20,932

IRELAND — 0.3%
Hera Financing DAC, Ser 2024-1A, Cl A
6.857%, SONIO/N + 1.900%, 11/17/34(A)(B)	GBP	5,000	6,685

UNITED STATES — 121.4%
245 Park Avenue Trust, Ser 2017-245P, Cl E
3.779%, 06/05/37(A)(B)		$240	211
A&D Mortgage Trust, Ser 2024-NQM1, Cl B1
Callable 01/25/27 @ $100.000
8.567%, 02/25/69(A)(B)		1,000	1,023
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL2, Cl A
Callable 10/15/24 @ $100.000
6.947%, TSFR1M + 1.850%, 05/15/37(A)(B)		5,664	5,664
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL2, Cl E
Callable 10/15/24 @ $100.000
10.097%, TSFR1M + 5.000%, 05/15/37(A)(B)		100	96
AREIT Trust, Ser 2022-CRE7, Cl E
10.274%, TSFR1M + 5.191%, 06/17/39(A)(B)		110	109

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Atrium Hotel Portfolio Trust, Ser 2018-ATRM, Cl F
9.394%, TSFR1M + 4.297%, 06/15/35(A)(B)	$200	$197
BBCMS Mortgage Trust, Ser 2020-C7, Cl C
Callable 04/15/30 @ $100.000
3.714%, 04/15/53(B)	120	90
BBCMS Trust, Ser 2018-BXH, Cl F
Callable 10/15/25 @ $100.000
8.219%, TSFR1M + 3.122%, 10/15/37(A)(B)	690	683
BDS, Ser 2024-FL13, Cl A
Callable 08/19/28 @ $100.000
6.776%, TSFR1M + 1.576%, 09/19/39(A)(B)	8,000	7,996
BF Mortgage Trust, Ser 2019-NYT, Cl C
7.094%, TSFR1M + 1.997%, 12/15/35(A)(B)	100	90
BRAVO Residential Funding Trust, Ser 2023-NQM7, Cl B2
Callable 10/25/26 @ $100.000
7.977%, 09/25/63(A)(B)	170	169
BRAVO Residential Funding Trust, Ser 2024-NQM1, Cl B2
Callable 01/25/27 @ $100.000
8.210%, 12/01/63(A)(B)	100	101
BRAVO Residential Funding Trust, Ser 2024-NQM3, Cl B2
Callable 03/25/27 @ $100.000
8.409%, 03/25/64(A)(B)	100	100
BSPRT Issuer, Ser 2024-FL11, Cl A
Callable 09/15/27 @ $100.000
6.801%, TSFR1M + 1.638%, 07/15/39(A)(B)	10,000	9,977
BX Trust, Ser 2018-GW, Cl G
8.314%, TSFR1M + 3.217%, 05/15/35(A)(B)	2,227	2,216
BX Trust, Ser 2018-GWMZ, Cl MC
10.881%, TSFR1M + 5.785%, 05/15/37(A)(B)	1,580	1,573
CAFL Issuer, Ser 2021-RTL1, Cl A2
Callable 10/28/24 @ $100.000
3.104%, 03/28/29(A)(C)	442	437
Cascade Funding Mortgage Trust, Ser 2021-FRR1, Cl CK98
08/29/29(A)(D)	260	168

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl AX1, IO
Callable 12/25/36 @ $100.000
0.237%, 03/25/55(A)(B)	$10,411	$27
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl AX1, IO
Callable 02/25/37 @ $100.000
0.299%, 04/25/55(A)(B)	14,053	58
CHNGE Mortgage Trust, Ser 2022-4, Cl B2
Callable 10/25/24 @ $100.000
6.953%, 10/25/57(A)(B)	310	291
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl B
3.635%, 05/10/35(A)(B)	1,500	1,444
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl D
3.635%, 05/10/35(A)(B)	210	198
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl C
Callable 10/10/24 @ $100.000
4.573%, 07/10/47(B)	2,923	2,747
CLNY Trust, Ser 2019-IKPR, Cl D
7.258%, TSFR1M + 2.139%, 11/15/38(A)(B)	260	244
COLEM Mortgage Trust, Ser 2022-HLNE, Cl B
Callable 12/12/26 @ $100.000
2.543%, 04/12/42(A)(B)	100	81
COLT Mortgage Loan Trust, Ser 2022-7, Cl B2
Callable 07/25/25 @ $100.000
6.285%, 04/25/67(A)(B)	180	176
COLT Mortgage Loan Trust, Ser 2023-1, Cl B2
Callable 04/25/26 @ $100.000
8.052%, 04/25/68(A)(B)	140	139
COLT Mortgage Loan Trust, Ser 2024-2, Cl B2
Callable 03/25/27 @ $100.000
8.427%, 04/25/69(A)(B)	100	101
COLT Mortgage Loan Trust, Ser 2024-INV1, Cl B1
Callable 01/25/27 @ $100.000
8.159%, 12/25/68(A)(B)	100	101
COLT Mortgage Loan Trust, Ser 2024-INV2, Cl B1
Callable 04/25/27 @ $100.000
8.183%, 05/25/69(A)(B)	140	143

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
COMM Mortgage Trust, Ser 2013-CR8, Cl D
Callable 05/10/25 @ $100.000
3.637%, 06/10/46(A)(B)	$170	$167
COMM Mortgage Trust, Ser 2013-CR8, Cl E
Callable 05/10/25 @ $100.000
4.000%, 06/10/46(A)(B)	150	146
COMM Mortgage Trust, Ser 2013-CR8, Cl F
Callable 05/10/25 @ $100.000
4.000%, 06/10/46(A)(B)	110	106
COMM Mortgage Trust, Ser 2015-PC1, Cl C
Callable 06/10/25 @ $100.000
4.414%, 07/10/50(B)	1,710	1,527
COMM Mortgage Trust, Ser 2019-521F, Cl B
6.344%, TSFR1M + 1.247%, 06/15/34(A)(B)	510	439
COMM Mortgage Trust, Ser 2019-521F, Cl C
6.544%, TSFR1M + 1.447%, 06/15/34(A)(B)	360	283
COMM Mortgage Trust, Ser 2024-WCL1, Cl D
8.372%, TSFR1M + 3.289%, 06/15/41(A)(B)	1,000	996
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1B2
Callable 01/25/29 @ $100.000
9.280%, SOFR30A + 4.000%, 01/25/44(A)(B)	150	155
Connecticut Avenue Securities Trust, Ser 2024-R02, Cl 1B2
Callable 02/25/29 @ $100.000
8.980%, SOFR30A + 3.700%, 02/25/44(A)(B)	350	357
CORE Mortgage Trust, Ser 2019-CORE, Cl E
7.044%, TSFR1M + 1.947%, 12/15/31(A)(B)	1,604	1,516
Cross Mortgage Trust, Ser 2023-H2, Cl B1
Callable 10/25/26 @ $100.000
8.439%, 11/25/68(A)(B)	760	772
CSMC Trust, Ser 2017-CHOP, Cl H
12.794%, PRIME + 4.294%, 07/15/32(A)(B)	570	516
CSMC Trust, Ser 2017-PFHP, Cl A
6.094%, TSFR1M + 0.997%, 12/15/30(A)(B)	150	145
CSMC Trust, Ser 2021-BHAR, Cl A
6.362%, TSFR1M + 1.264%, 11/15/38(A)(B)	7,950	7,878
CSMC Trust, Ser 2021-GATE, Cl B
7.168%, TSFR1M + 2.071%, 12/15/36(A)(B)	500	475

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
CSMC Trust, Ser 2021-GATE, Cl C
7.918%, TSFR1M + 2.821%, 12/15/36(A)(B)	$300	$282
CSMC Trust, Ser 2021-GATE, Cl D
8.768%, TSFR1M + 3.671%, 12/15/36(A)(B)	480	446
CSMC Trust, Ser 2022-ATH3, Cl B1
Callable 08/25/25 @ $100.000
7.100%, 08/25/67(A)(B)	730	724
EFMT, Ser 2024-INV2, Cl B1
Callable 09/25/27 @ $100.000
7.169%, 10/25/69(A)(B)	1,350	1,350
EFMT, Ser 2024-INV2, Cl B2
Callable 09/25/27 @ $100.000
7.694%, 10/25/69(A)(B)	130	127
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
Callable 07/25/25 @ $100.000
4.996%, 08/25/67(A)(B)	200	190
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl B1
Callable 09/25/32 @ $100.000
13.030%, SOFR30A + 7.750%, 01/25/51(A)(B)	130	139
FHLMC Multifamily Structured Credit Risk, Ser 2022-MN4, Cl B1
Callable 08/25/37 @ $100.000
14.780%, SOFR30A + 9.500%, 05/25/52(A)(B)	30	35
FHLMC Multifamily Structured Credit Risk, Ser 2022-MN4, Cl M2
Callable 08/25/37 @ $100.000
11.780%, SOFR30A + 6.500%, 05/25/52(A)(B)	867	926
FHLMC Multifamily Structured Credit Risk, Ser 2023-MN7, Cl B1
Callable 09/25/31 @ $100.000
14.113%, SOFR30A + 8.850%, 09/25/43(A)(B)	180	196
FHLMC Multifamily Structured Credit Risk, Ser 2023-MN7, Cl M2
Callable 09/25/31 @ $100.000
10.963%, SOFR30A + 5.700%, 09/25/43(A)(B)	500	532
FHLMC, Ser 2017-356, Cl S5, IO
0.544%, 09/15/47(B)	20,475	2,981
FHLMC, Ser 2017-357, Cl IO, IO
4.500%, 09/15/47	13,135	2,664

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2019-4927, Cl IO, IO
5.000%, 11/25/49	$8,651	$2,016
FHLMC, Ser 2020-4973, Cl BI, IO
4.500%, 05/25/50	20,433	4,652
FHLMC, Ser 2020-4973, Cl IK, IO
5.000%, 05/25/50	8,829	1,658
FHLMC, Ser 2020-4986, Cl IO, IO
4.500%, 06/25/50	15,655	3,461
FHLMC, Ser 2020-4989, Cl EI, IO
4.000%, 07/25/50	13,959	2,794
FHLMC, Ser 2020-4998, Cl KI, IO
4.000%, 08/25/50	16,970	3,539
FHLMC, Ser 2020-5003, Cl LI, IO
2.500%, 08/25/50	15,673	1,751
FHLMC, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/50	15,433	3,088
FHLMC, Ser 2020-5019, Cl MI, IO
4.000%, 10/25/50	21,204	4,442
FHLMC, Ser 2020-5038, Cl HI, IO
4.000%, 11/25/50	23,789	5,090
FHLMC, Ser 2021-5077, Cl LI, IO
3.000%, 02/25/51	25,634	3,263
FHLMC, Ser 2021-5093, Cl GI, IO
3.000%, 03/25/51	14,735	2,517
FHLMC, Ser 2021-5104, Cl GI, IO
3.500%, 06/25/49	17,316	3,504
FHLMC, Ser 2021-5112, Cl KI, IO
3.500%, 06/25/51	19,836	3,735
FHLMC, Ser 2021-5134, Cl BI, IO
4.500%, 08/25/51	20,471	4,645
FHLMC, Ser 2021-5152, Cl YI, IO
4.000%, 10/25/49	12,972	2,692
FHLMC, Ser 2021-5154, Cl GI, IO
2.000%, 03/25/42	23,348	1,264
FHLMC, Ser 2021-5163, Cl JI, IO
4.000%, 09/25/51	19,205	3,942
FHLMC, Ser 2021-5163, Cl NI, IO
4.500%, 11/25/51	8,591	1,830
FHLMC, Ser 2021-5182, Cl IO, IO
4.000%, 04/25/51	12,827	2,731

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2021-5184, Cl IO, IO
4.000%, 01/25/52	$17,918	$3,669
FHLMC, Ser 2022-5191, Cl NI, IO
4.000%, 06/15/42	13,034	2,371
FHLMC, Ser 2022-5250, Cl SA, IO
0.050%, 08/25/52(B)	43,083	2,949
FHLMC, Ser 2022-5251, Cl MS, IO
08/25/52(B)(D)	59,651	3,540
FHLMC, Ser 2022-5252, Cl SP, IO
0.070%, 09/25/52(B)	30,657	2,194
FHLMC, Ser 2022-5255, Cl SA, IO
0.020%, 09/25/52(B)	43,201	2,565
FHLMC, Ser 2022-5270, Cl IB, IO
4.500%, 09/25/50	10,638	2,163
FHLMC, Ser 2022-5279, Cl IM, IO
4.000%, 11/25/51	9,792	1,960
FHLMC, Ser 2023-406, Cl S43, IO
1.920%, 10/25/53(B)	43,743	3,471
FHLMC, Ser 2023-406, Cl S44, IO
1.720%, 10/25/53(B)	85,517	6,440
FHLMC, Ser 2023-406, Cl S5, IO
0.770%, 10/25/53(B)	65,614	3,601
FHLMC, Ser 2023-5290, Cl TS, IO
0.970%, 12/25/52(B)	47,645	4,054
FHLMC, Ser 2023-5296, Cl ST, IO
0.970%, 11/25/52(B)	46,989	4,081
FHLMC, Ser 2023-5336, Cl SA, IO
0.520%, 09/25/53(B)	65,094	3,223
FHLMC, Ser 2023-5339, Cl AS, IO
0.460%, 09/25/53(B)	45,417	2,948
FHLMC, Ser 2023-5344, Cl SA, IO
0.370%, 10/25/53(B)	65,543	3,116
FHLMC, Ser 2023-5354, Cl SL, IO
1.570%, 11/25/53(B)	43,474	2,884
FHLMC, Ser 2024-5412, Cl MI, IO
5.000%, 01/25/49	15,874	2,459
FHLMC, Ser 2024-5416, Cl SC, IO
1.720%, 06/25/54(B)	42,855	3,129
FHLMC, Ser 2024-5420, Cl SG, IO
06/25/54(B)(D)	266,994	9,436

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA or FHLMC TBA
6.000%, 10/01/36	$100,000	$102,203
5.500%, 10/01/34	949,000	959,989
5.000%, 10/01/36	812,000	811,461
FNMA, Ser 2012-75, Cl DS, IO
0.555%, 07/25/42(B)	8,826	1,276
FNMA, Ser 2018-73, Cl SC, IO
0.805%, 10/25/48(B)	19,694	2,604
FNMA, Ser 2019-49, Cl IC, IO
4.500%, 05/25/44	8,550	912
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	11,817	2,245
FNMA, Ser 2020-57, Cl IB, IO
4.500%, 08/25/50	30,376	6,449
FNMA, Ser 2020-76, Cl MI, IO
5.500%, 11/25/50	11,793	2,991
FNMA, Ser 2020-77, Cl HI, IO
4.000%, 11/25/50	17,433	3,612
FNMA, Ser 2020-89, Cl KI, IO
4.000%, 12/25/50	22,819	4,395
FNMA, Ser 2021-25, Cl IT, IO
4.000%, 05/25/51	19,976	4,208
FNMA, Ser 2021-27, Cl EI, IO
4.500%, 05/25/51	23,378	5,285
FNMA, Ser 2021-4, Cl IV, IO
4.500%, 06/25/50	12,489	2,756
FNMA, Ser 2021-62, Cl DI, IO
4.500%, 09/25/48	9,472	2,130
FNMA, Ser 2021-62, Cl HI, IO
2.500%, 08/25/51	13,209	1,817
FNMA, Ser 2021-87, Cl GI, IO
3.500%, 12/25/51	26,743	5,054
FNMA, Ser 2021-91, Cl NI, IO
3.500%, 01/25/52	20,405	3,877
FNMA, Ser 2022-16, Cl QI, IO
3.500%, 04/25/52	26,313	2,844
FNMA, Ser 2022-40, Cl PS, IO
0.770%, 12/25/51(B)	20,731	1,181
FNMA, Ser 2022-74, Cl SA, IO
10/25/52(B)(D)	54,530	2,237

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2022-74, Cl US, IO
11/25/52(B)(D)	$65,310	$2,701
FNMA, Ser 2022-90, Cl CI, IO
4.500%, 05/25/50	21,871	4,468
FNMA, Ser 2023-11, Cl HS, IO
0.895%, 04/25/53(B)	122,411	5,506
FNMA, Ser 2023-11, Cl SA, IO
0.970%, 04/25/53(B)	59,035	4,496
FNMA, Ser 2023-19, Cl SB, IO
1.570%, 05/25/53(B)	19,693	1,725
FNMA, Ser 2023-431, Cl C35, IO
2.000%, 07/25/37	62,338	4,352
FNMA, Ser 2024-11, Cl IK, IO
6.500%, 03/25/54	11,851	2,326
FNMA, Ser 2024-12, Cl DS, IO
0.770%, 03/25/54(B)	45,652	2,729
FNMA, Ser 2024-22, Cl SA, IO
0.820%, 05/25/54(B)	76,849	4,677
FNMA, Ser 2024-24, Cl SB, IO
1.320%, 09/25/53(B)	46,859	3,426
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl F
4.095%, 12/10/36(A)(B)	1,260	1,236
GCAT Trust, Ser 2024-NQM2, Cl B1
Callable 06/25/27 @ $100.000
7.860%, 06/25/59(A)(B)	1,000	1,025
GCAT Trust, Ser 2024-NQM2, Cl B2
Callable 06/25/27 @ $100.000
8.104%, 06/25/59(A)(B)	210	208
GNMA, Ser 2010-35, Cl AS, IO
0.675%, 03/20/40(B)	10,576	1,070
GNMA, Ser 2010-37, Cl SG, IO
0.625%, 03/20/40(B)	8,312	827
GNMA, Ser 2011-70, Cl WI, IO
12/20/40(B)(D)	16,687	994
GNMA, Ser 2015-123, Cl SE, IO
0.645%, 09/20/45(B)	9,802	1,310
GNMA, Ser 2016-77, Cl SC, IO
1.025%, 10/20/45(B)	13,303	1,928

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2017-179, Cl TI, IO
4.500%, 12/20/47	$11,888	$2,588
GNMA, Ser 2018-100, Cl S, IO
1.125%, 07/20/48(B)	10,305	1,401
GNMA, Ser 2018-21, Cl PI, IO
4.500%, 02/20/48	24,290	5,215
GNMA, Ser 2018-89, Cl LS, IO
1.125%, 06/20/48(B)	16,748	2,338
GNMA, Ser 2018-91, Cl SH, IO
1.175%, 07/20/48(B)	10,465	1,356
GNMA, Ser 2018-91, Cl SJ, IO
1.175%, 07/20/48(B)	10,898	1,290
GNMA, Ser 2019-133, Cl EI, IO
4.500%, 04/20/49	9,216	1,998
GNMA, Ser 2019-143, Cl SC, IO
0.975%, 04/20/46(B)	23,042	3,142
GNMA, Ser 2020-127, Cl IY, IO
4.000%, 08/20/50	14,059	2,773
GNMA, Ser 2020-148, Cl IP, IO
4.500%, 02/20/48	21,068	4,527
GNMA, Ser 2020-4, Cl IO, IO
5.000%, 01/20/50	16,622	3,144
GNMA, Ser 2020-53, Cl QI, IO
4.500%, 08/20/49	10,977	2,241
GNMA, Ser 2020-61, Cl IO, IO
4.500%, 05/20/50	16,851	3,340
GNMA, Ser 2020-78, Cl DI, IO
4.000%, 06/20/50	43,097	8,953
GNMA, Ser 2021-139, Cl WI, IO
4.048%, 11/20/45(B)	12,972	2,119
GNMA, Ser 2021-158, Cl JI, IO
5.000%, 02/20/50	10,141	2,316
GNMA, Ser 2021-215, Cl SB, IO
1.000%, 12/20/51(B)	16,223	924
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	29,189	3,709
GNMA, Ser 2021-78, Cl IC, IO
4.000%, 05/20/51	27,946	4,768
GNMA, Ser 2022-148, Cl SJ, IO
0.655%, 08/20/52(B)	38,430	2,717

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2022-153, Cl SG, IO
0.105%, 09/20/52(B)	$37,520	$1,690
GNMA, Ser 2022-188, Cl IE, IO
4.500%, 01/20/50	13,722	2,576
GNMA, Ser 2022-193, Cl SA, IO
11/20/52(B)(D)	76,364	2,568
GNMA, Ser 2022-212, Cl SA, IO
0.805%, 12/20/52(B)	30,723	1,361
GNMA, Ser 2022-213, Cl TS, IO
1.505%, 12/20/52(B)	15,823	1,009
GNMA, Ser 2022-23, Cl WI, IO
4.500%, 02/20/52	9,093	1,816
GNMA, Ser 2022-30, Cl IG, IO
3.000%, 02/20/52	25,041	3,692
GNMA, Ser 2022-34, Cl IT, IO
4.000%, 01/20/51	15,661	3,200
GNMA, Ser 2022-5, Cl NI, IO
3.000%, 01/20/52	24,934	3,383
GNMA, Ser 2023-102, Cl BS, IO
0.705%, 07/20/53(B)	26,178	1,391
GNMA, Ser 2023-4, Cl SA, IO
0.105%, 01/20/53(B)	61,558	2,123
GNMA, Ser 2023-4, Cl SG, IO
0.905%, 01/20/53(B)	81,563	4,790
GNMA, Ser 2023-5, Cl SC, IO
0.855%, 01/20/53(B)	63,106	2,670
GNMA, Ser 2023-82, Cl US, IO
1.405%, 06/20/53(B)	27,622	1,955
GNMA, Ser 2024-24, Cl HI, IO
4.000%, 03/20/52	34,474	6,712
GNMA, Ser 2024-65, Cl SU, IO
0.805%, 05/20/53(B)	67,794	3,611
GNMA, Ser 2024-H11, Cl EI, IO
0.682%, 06/20/74(B)	926	57
GS Mortgage Securities Trust, Ser 2015-590M, Cl C
Callable 10/10/25 @ $100.000
3.932%, 10/10/35(A)(B)	180	165

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GS Mortgage-Backed Securities Trust, Ser 2021-PJ4, Cl AIOS, IO
Callable 12/25/44 @ $100.000
0.220%, 09/25/51(A)(B)	$2,755	$35
GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Cl AIOS, IO
Callable 03/25/45 @ $100.000
0.150%, 11/25/51(A)(B)	5,928	48
GS Mortgage-Backed Securities Trust, Ser 2021-PJ7, Cl AIOS, IO
Callable 05/25/45 @ $100.000
0.150%, 01/25/52(A)(B)	7,435	63
GS Mortgage-Backed Securities Trust, Ser 2023-CCM1, Cl B2
Callable 02/25/26 @ $100.000
7.488%, 08/25/53(A)(B)	630	611
GSMS Trust, Ser 2024-FAIR, Cl D
8.214%, 07/15/29(A)(B)	2,750	2,823
HOMES Trust, Ser 2024-AFC1, Cl A1
Callable 09/25/27 @ $100.000
5.224%, 08/25/59(A)(C)	5,000	5,011
HOMES Trust, Ser 2024-AFC1, Cl B1
Callable 09/25/27 @ $100.000
6.893%, 08/25/59(A)(B)	130	125
HPLY Trust, Ser 2019-HIT, Cl F
8.383%, TSFR1M + 3.264%, 11/15/36(A)(B)	870	865
Hudsons Bay Simon JV Trust, Ser 2015-HB7, Cl A7
Callable 08/05/25 @ $100.000
3.914%, 08/05/34(A)	1,067	1,041
Imperial Fund Mortgage Trust, Ser 2020-NQM1, Cl B2
Callable 10/25/24 @ $100.000
5.194%, 10/25/55(A)(B)	742	729
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-NLP, Cl A
5.693%, TSFR1M + 0.597%, 04/15/37(A)(B)	264	256
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-NLP, Cl B
6.203%, TSFR1M + 1.107%, 04/15/37(A)(B)	2,470	2,384

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-NLP, Cl D
7.263%, TSFR1M + 2.166%, 04/15/37(A)(B)	$195	$176
J.P. Morgan Mortgage Trust, Ser 2023-4, Cl B4
Callable 02/25/43 @ $100.000
6.310%, 11/25/53(A)(B)	255	243
JP Morgan Mortgage Trust Series, Ser 2024-VIS1, Cl B2
Callable 04/25/27 @ $100.000
8.102%, 07/25/64(A)(B)	100	100
JP Morgan Mortgage Trust Series, Ser 2024-VIS2, Cl B2
Callable 08/25/27 @ $100.000
7.717%, 11/25/64(A)(B)	100	98
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl F
Callable 01/15/25 @ $100.000
3.750%, 04/15/47(A)(B)	710	639
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl D1
Callable 11/15/25 @ $100.000
4.290%, 12/15/48(A)(B)	490	434
LAQ Mortgage Trust, Ser 2023-LAQ, Cl F
Callable 03/15/25 @ $100.000
12.031%, TSFR1M + 6.934%, 03/15/36(A)(B)	1,125	1,110
LAQ Mortgage Trust, Ser 2023-LAQ, Cl G
Callable 03/15/25 @ $100.000
13.529%, TSFR1M + 8.432%, 03/15/36(A)(B)	405	399
MCR Mortgage Trust, Ser 2024-HTL, Cl F
10.750%, TSFR1M + 5.653%, 02/15/37(A)(B)	337	338
MFA Trust, Ser 2024-NQM2, Cl A1
Callable 09/25/27 @ $100.000
5.272%, 08/25/69(A)(C)	4,958	4,968
MKT Mortgage Trust, Ser 2020-525M, Cl B
2.866%, 02/12/40(A)	2,490	1,946
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl D
Callable 06/15/25 @ $100.000
4.275%, 07/15/50(A)(B)	840	792

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl E
Callable 08/15/25 @ $100.000
4.465%, 05/15/48(A)(B)	$170	$149
Morgan Stanley Capital I Trust, Ser 2015-420, Cl A
Callable 10/12/24 @ $100.000
3.727%, 10/12/50(A)	884	845
Morgan Stanley Capital I Trust, Ser 2018-MP, Cl E
4.419%, 07/11/40(A)(B)	130	82
Morgan Stanley Capital I Trust, Ser 2019-MEAD, Cl D
Callable 11/10/24 @ $100.000
3.283%, 11/10/36(A)(B)	330	308
Morgan Stanley Capital I Trust, Ser 2024-BPR2, Cl E
9.044%, 05/05/29(A)(B)	110	106
Morgan Stanley Capital I Trust, Ser 2024-BPR2, Cl X, IO
1.073%, 05/05/29(A)(B)	2,286	82
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B4
Callable 01/25/37 @ $100.000
7.551%, 02/25/54(A)(B)	129	136
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B5
Callable 01/25/37 @ $100.000
7.551%, 02/25/54(A)(B)	100	99
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B6
Callable 01/25/37 @ $100.000
7.488%, 02/25/54(A)(B)	120	99
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM3, Cl B1B
Callable 09/25/27 @ $100.000
7.504%, 07/25/69(A)(B)	150	145
Multifamily Connecticut Avenue Securities Trust, Ser 2023-01, Cl B1
Callable 10/25/30 @ $100.000
15.030%, SOFR30A + 9.750%, 11/25/53(A)(B)	100	113
Multifamily Connecticut Avenue Securities Trust, Ser 2023-01, Cl M10
Callable 10/25/30 @ $100.000
11.780%, SOFR30A + 6.500%, 11/25/53(A)(B)	1,730	1,937

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2022-RRI, Cl E
10.290%, TSFR1M + 5.193%, 03/15/35(A)(B)	$1,125	$1,120
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl B1
Callable 02/25/27 @ $100.000
7.912%, 03/25/64(A)(B)	2,000	2,039
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl B2
Callable 02/25/27 @ $100.000
8.102%, 03/25/64(A)(B)	190	189
NLT Trust, Ser 2023-1, Cl B1
Callable 04/25/44 @ $100.000
3.732%, 10/25/62(A)(B)	270	168
NLT Trust, Ser 2023-1, Cl B2
Callable 04/25/44 @ $100.000
3.732%, 10/25/62(A)(B)	230	124
NLT Trust, Ser 2023-1, Cl B3
Callable 04/25/44 @ $100.000
3.732%, 10/25/62(A)(B)	400	190
NYO Commercial Mortgage Trust, Ser 2021-1290, Cl C
7.207%, TSFR1M + 2.109%, 11/15/38(A)(B)	140	132
OBX Trust, Ser 2021-INV2, Cl AIO1, IO
Callable 10/25/47 @ $100.000
0.209%, 10/25/51(A)(B)	3,903	44
Olympic Tower Mortgage Trust, Ser 2017-OT, Cl D
4.077%, 05/10/39(A)(B)	150	116
PRKCM Trust, Ser 2023-AFC1, Cl B2
Callable 02/25/26 @ $100.000
7.520%, 02/25/58(A)(B)	430	422
PRKCM Trust, Ser 2023-AFC3, Cl B1
Callable 08/25/26 @ $100.000
7.750%, 09/25/58(A)(B)	120	122
PRKCM Trust, Ser 2023-AFC3, Cl B2
Callable 08/25/26 @ $100.000
7.750%, 09/25/58(A)(B)	110	109
PRKCM Trust, Ser 2024-AFC1, Cl B2
Callable 02/25/27 @ $100.000
8.471%, 03/25/59(A)(B)	180	181

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
PRKCM Trust, Ser 2024-HOME1, Cl B1
Callable 05/25/27 @ $100.000
7.788%, 05/25/59(A)(B)	$150	$152
PRKCM Trust, Ser 2024-HOME1, Cl B2
Callable 05/25/27 @ $100.000
7.788%, 05/25/59(A)(B)	150	147
PRPM Trust, Ser 2023-NQM2, Cl B1
Callable 09/25/26 @ $100.000
7.003%, 08/25/68(A)(B)	290	288
PRPM Trust, Ser 2023-NQM2, Cl B2
Callable 09/25/26 @ $100.000
7.003%, 08/25/68(A)(B)	290	277
PRPM Trust, Ser 2023-NQM3, Cl B2
Callable 01/25/27 @ $100.000
7.493%, 11/25/68(A)(B)	310	299
PRPM Trust, Ser 2024-NQM1, Cl B1
Callable 03/25/27 @ $100.000
7.554%, 12/25/68(A)(B)	170	170
PRPM Trust, Ser 2024-RCF3, Cl M2
Callable 05/25/26 @ $100.000
4.000%, 05/25/54(A)(C)	310	257
PRPM Trust, Ser 2024-RCF5, Cl M2
Callable 08/25/26 @ $100.000
4.000%, 08/25/54(A)(C)	120	101
RATE Mortgage Trust, Ser 2021-J3, Cl AX1, IO
Callable 07/25/43 @ $100.000
0.211%, 10/25/51(A)(B)	2,064	24
RCKT Mortgage Trust, Ser 2021-4, Cl AX1, IO
Callable 07/25/45 @ $100.000
0.506%, 09/25/51(A)(B)	9,446	256
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
Callable 09/25/27 @ $100.000
5.158%, 10/25/44(A)(C)	5,000	4,993
RMF Proprietary Issuance Trust, Ser 2021-2, Cl A
Callable 03/25/25 @ $100.000
2.125%, 09/25/61(A)(B)	86	75
Saluda Grade Alternative Mortgage Trust, Ser 2024-RTL4, Cl A2
Callable 07/25/26 @ $100.000
7.500%, 02/25/30(A)(C)	350	337

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M2
Callable 08/25/40 @ $100.000
10.180%, SOFR30A + 4.900%, 02/26/52(A)(B)	$215	$237
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M3
Callable 08/25/40 @ $100.000
11.130%, SOFR30A + 5.850%, 02/26/52(A)(B)	313	355
SCG Mortgage Trust, Ser 2024-MSP, Cl E
10.034%, TSFR1M + 4.937%, 04/15/41(A)(B)	1,630	1,622
THPT Mortgage Trust, Ser 2023-THL, Cl E
10.745%, 12/10/34(A)(B)	1,500	1,551
THPT Mortgage Trust, Ser 2023-THL, Cl F
7.428%, 12/10/34(A)(B)	170	159
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
Callable 10/10/24 @ $100.000
3.663%, 06/10/30(A)	3	3
UBS-BAMLL Trust, Ser 2012-WRM, Cl C
Callable 10/10/24 @ $100.000
4.379%, 06/10/30(A)(B)	240	209
Verus Securitization Trust, Ser 2019-INV2, Cl B1
Callable 10/25/24 @ $100.000
4.452%, 07/25/59(A)(B)	140	137
Verus Securitization Trust, Ser 2022-4, Cl B2
Callable 04/25/25 @ $100.000
4.782%, 04/25/67(A)(B)	160	142
Verus Securitization Trust, Ser 2022-6, Cl B2
Callable 06/25/25 @ $100.000
4.922%, 06/25/67(A)(B)	400	343
Verus Securitization Trust, Ser 2022-7, Cl B2
Callable 07/25/25 @ $100.000
5.356%, 07/25/67(A)(B)	100	94
Verus Securitization Trust, Ser 2022-INV1, Cl B2
Callable 08/25/25 @ $100.000
5.820%, 08/25/67(A)(B)	510	495
Verus Securitization Trust, Ser 2022-INV2, Cl B1
Callable 10/25/25 @ $100.000
6.803%, 10/25/67(A)(B)	1,400	1,387

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Verus Securitization Trust, Ser 2022-INV2, Cl B2
Callable 10/25/25 @ $100.000
6.803%, 10/25/67(A)(B)	$100	$98
Verus Securitization Trust, Ser 2023-3, Cl B2
Callable 04/25/26 @ $100.000
7.856%, 03/25/68(A)(B)	100	99
Verus Securitization Trust, Ser 2023-5, Cl B2
Callable 06/25/26 @ $100.000
8.099%, 06/25/68(A)(B)	273	272
Verus Securitization Trust, Ser 2023-6, Cl B2
Callable 09/25/26 @ $100.000
7.815%, 09/25/68(A)(B)	190	188
Verus Securitization Trust, Ser 2023-8, Cl B1
Callable 12/25/26 @ $100.000
8.122%, 12/25/68(A)(B)	1,500	1,523
Verus Securitization Trust, Ser 2023-8, Cl B2
Callable 12/25/26 @ $100.000
8.122%, 12/25/68(A)(B)	100	100
Verus Securitization Trust, Ser 2023-INV1, Cl B2
Callable 02/25/26 @ $100.000
7.545%, 02/25/68(A)(B)	890	877
Verus Securitization Trust, Ser 2023-INV2, Cl B2
Callable 07/25/26 @ $100.000
8.122%, 08/25/68(A)(B)	220	220
Verus Securitization Trust, Ser 2023-INV3, Cl B1
Callable 11/25/26 @ $100.000
8.239%, 11/25/68(A)(B)	180	182
Verus Securitization Trust, Ser 2023-INV3, Cl B2
Callable 11/25/26 @ $100.000
8.239%, 11/25/68(A)(B)	100	100
Verus Securitization Trust, Ser 2024-1, Cl B1
Callable 01/25/27 @ $100.000
7.909%, 01/25/69(A)(B)	2,000	2,034
Verus Securitization Trust, Ser 2024-1, Cl B2
Callable 01/25/27 @ $100.000
8.319%, 01/25/69(A)(B)	160	160
Verus Securitization Trust, Ser 2024-2, Cl B1
Callable 02/25/27 @ $100.000
7.864%, 02/25/69(A)(B)	1,500	1,524

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Verus Securitization Trust, Ser 2024-3, Cl B1
Callable 04/25/27 @ $100.000
8.028%, 04/25/69(A)(B)	$2,000	$2,052
Verus Securitization Trust, Ser 2024-3, Cl B2
Callable 04/25/27 @ $100.000
8.423%, 04/25/69(A)(B)	220	221
Verus Securitization Trust, Ser 2024-4, Cl B1
Callable 05/25/27 @ $100.000
7.643%, 06/25/69(A)(B)	1,000	1,019
Verus Securitization Trust, Ser 2024-4, Cl B2
Callable 05/25/27 @ $100.000
8.059%, 06/25/69(A)(B)	100	99
Verus Securitization Trust, Ser 2024-5, Cl B1
Callable 06/25/27 @ $100.000
7.793%, 06/25/69(A)(B)	1,500	1,540
Verus Securitization Trust, Ser 2024-5, Cl B2
Callable 06/25/27 @ $100.000
7.834%, 06/25/69(A)(B)	400	396
Verus Securitization Trust, Ser 2024-6, Cl B2
Callable 07/25/27 @ $100.000
7.922%, 07/25/69(A)(B)	200	197
Verus Securitization Trust, Ser 2024-7, Cl A1
Callable 09/25/27 @ $100.000
5.095%, 09/25/69(A)(B)	10,000	10,000
Verus Securitization Trust, Ser 2024-7, Cl B1
Callable 09/25/27 @ $100.000
6.496%, 09/25/69(A)(B)	1,950	1,946
Verus Securitization Trust, Ser 2024-7, Cl B2
Callable 09/25/27 @ $100.000
7.855%, 09/25/69(A)(B)	250	246
Verus Securitization Trust, Ser 2024-INV1, Cl B2
Callable 03/25/27 @ $100.000
8.509%, 03/25/69(A)(B)	130	131
Verus Securitization Trust, Ser 2024-INV2, Cl B2
Callable 08/25/27 @ $100.000
7.987%, 08/26/69(A)(B)	100	99
Visio Trust, Ser 2023-1, Cl B2
Callable 03/25/26 @ $100.000
7.861%, 03/25/58(A)(B)	450	445

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Visio Trust, Ser 2023-2, Cl B2
Callable 08/25/26 @ $100.000
7.774%, 10/25/58(A)(B)	$460	$454
Vista Point Securitization Trust, Ser 2024-CES2, Cl A1
Callable 09/25/27 @ $100.000
5.252%, 10/25/54(A)(C)	8,000	8,006
VMC Finance, Ser 2021-FL4, Cl C
Callable 07/18/25 @ $100.000
7.379%, TSFR1M + 2.364%, 06/16/36(A)(B)	350	338
Wells Fargo Commercial Mortgage Trust, Ser 2015-C26, Cl D
Callable 02/15/25 @ $100.000
3.586%, 02/15/48(A)	310	301
Wells Fargo Commercial Mortgage Trust, Ser 2015-C26, Cl E
Callable 02/15/25 @ $100.000
3.250%, 02/15/48(A)	540	516
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl D
Callable 10/15/25 @ $100.000
3.153%, 09/15/57(A)	290	270
Wells Fargo Commercial Mortgage Trust, Ser 2021-FCMT, Cl E
9.712%, TSFR1M + 4.614%, 05/15/31(A)(B)	100	95
Wells Fargo Commercial Mortgage Trust, Ser 2024-MGP, Cl A11
7.087%, TSFR1M + 1.991%, 08/15/41(A)(B)	5,000	4,998
Wells Fargo Commercial Mortgage Trust, Ser 2024-MGP, Cl D11
8.785%, TSFR1M + 3.688%, 08/15/41(A)(B)	2,000	1,995
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-INV2, Cl B4
Callable 05/25/43 @ $100.000
3.643%, 09/25/51(A)(B)	95	78
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Cl AIO1, IO
Callable 03/25/44 @ $100.000
0.486%, 12/25/50(A)(B)	3,815	105

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
Callable 12/15/24 @ $100.000
3.803%, 11/15/47(A)(B)	$200	$195

		2,367,265

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,354,323) (000)		2,394,882

CORPORATE OBLIGATIONS — 18.5%

CANADA — 0.5%
Bombardier
Callable 11/04/24 @ $100.000
7.875%, 04/15/27(A)	7,632	7,654
Husky Injection Molding Systems
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	807	842
Kronos Acquisition Holdings
Callable 06/30/27 @ $104.125
8.250%, 06/30/31(A)	1,040	1,044

		9,540
GERMANY — 0.0%
Cerdia Finanz GmbH
Callable 11/04/24 @ $105.250
10.500%, 02/15/27(A)	1,038	1,092

NETHERLANDS — 0.2%
Trivium Packaging Finance
Callable 11/04/24 @ $100.000
5.500%, 08/15/26(A)	3,107	3,095

PUERTO RICO — 0.1%
Sable International Finance
Callable 10/15/27 @ $103.563
7.125%, 10/15/32(A)	459	461

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
PUERTO RICO — (continued)
Callable 11/04/24 @ $100.000
5.750%, 09/07/27(A)	$1,390	$1,383

		1,844
SWITZERLAND — 0.1%
VistaJet Malta Finance
Callable 11/04/24 @ $103.938
7.875%, 05/01/27(A)	1,083	1,057
Callable 02/01/25 @ $103.188
6.375%, 02/01/30(A)	575	494

		1,551
UNITED KINGDOM — 4.3%
Barclays Bank Versor MTN
0.000%, 12/27/24(A)(E)	82,511	83,053
eG Global Finance
Callable 05/30/26 @ $106.000
12.000%, 11/30/28(A)	796	888

		83,941
UNITED STATES — 13.3%
Acrisure
Callable 06/15/26 @ $104.250
8.500%, 06/15/29(A)	990	1,034
AdaptHealth
Callable 10/15/24 @ $102.042
6.125%, 08/01/28(A)	2,310	2,312
AECOM
Callable 12/15/26 @ $100.000
5.125%, 03/15/27	1,350	1,356
Albertsons
Callable 11/04/24 @ $101.875
7.500%, 03/15/26(A)	1,323	1,334
Ally Financial
Callable 5/15/2026 @ $100.000
4.700, H15T5Y + 3.868% (B)(F)	240	209

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Alta Equipment Group
Callable 06/01/26 @ $104.500
9.000%, 06/01/29(A)	$180	$161
American Airlines
5.500%, 04/20/26(A)	541	540
AmeriTex HoldCo Intermediate
Callable 10/15/25 @ $105.125
10.250%, 10/15/28(A)	1,703	1,781
ANGI Group
Callable 10/15/24 @ $100.969
3.875%, 08/15/28(A)	1,000	917
Anywhere Real Estate Group
Callable 04/15/25 @ $102.625
7.000%, 04/15/30(A)	231	214
Arcosa
Callable 08/15/27 @ $103.438
6.875%, 08/15/32(A)	1,010	1,057
Callable 11/04/24 @ $102.188
4.375%, 04/15/29(A)	471	451
Ares Capital
7.000%, 01/15/27	1,022	1,064
Callable 02/01/29 @ $100.000
5.875%, 03/01/29	1,565	1,603
Callable 04/15/28 @ $100.000
2.875%, 06/15/28	397	366
Avient
Callable 09/15/27 @ $103.125
6.250%, 11/01/31(A)	273	280
Blue Owl Credit Income
Callable 02/15/30 @ $100.000
5.800%, 03/15/30(A)	957	948
Bread Financial Holdings
Callable 03/15/26 @ $104.875
9.750%, 03/15/29(A)	4,588	4,848
Callable 11/04/24 @ $100.000
7.000%, 01/15/26(A)	679	676
Brink's
Callable 06/15/26 @ $103.250
6.500%, 06/15/29(A)	500	518

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Brundage-Bone Concrete Pumping Holdings
Callable 11/04/24 @ $101.500
6.000%, 02/01/26(A)	$2,771	$2,760
Buckeye Partners
Callable 02/01/25 @ $100.000
4.125%, 03/01/25(A)	429	425
Carnival
7.875%, 06/01/27	1,565	1,660
Catalent Pharma Solutions
Callable 11/04/24 @ $100.000
5.000%, 07/15/27(A)	818	814
CCO Holdings
Callable 07/01/25 @ $102.125
4.250%, 02/01/31(A)	500	441
CD&R Smokey Buyer
Callable 10/15/26 @ $104.750
9.500%, 10/15/29(A)	1,984	1,986
Callable 10/09/24 @ $100.000
6.750%, 07/15/25(A)	1,151	1,151
Central Parent
Callable 06/15/25 @ $104.000
8.000%, 06/15/29(A)	699	727
Century Communities
Callable 02/15/29 @ $100.000
3.875%, 08/15/29(A)	1,276	1,196
Charter Communications Operating
Callable 05/01/29 @ $100.000
6.100%, 06/01/29	924	956
CITGO Petroleum
Callable 11/04/24 @ $100.000
7.000%, 06/15/25(A)	6,572	6,568
Clarios Global
Callable 11/04/24 @ $100.000
8.500%, 05/15/27(A)	9,084	9,114
Callable 11/04/24 @ $100.000
6.250%, 05/15/26(A)	500	500
Cloud Software Group
Callable 06/30/27 @ $104.125
8.250%, 06/30/32(A)	924	966

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
CoreCivic
Callable 07/15/27 @ $100.000
4.750%, 10/15/27	$2,266	$2,163
Cornerstone Building Brands
Callable 08/15/26 @ $104.750
9.500%, 08/15/29(A)	1,120	1,150
Callable 11/04/24 @ $101.531
6.125%, 01/15/29(A)	1,500	1,327
CVS Health
6.250%, 06/01/27	725	759
Callable 12/25/27 @ $100.000
4.300%, 03/25/28	3,349	3,340
Dealer Tire
Callable 11/04/24 @ $102.000
8.000%, 02/01/28(A)	1,912	1,903
Dell International
Callable 07/01/29 @ $100.000
5.300%, 10/01/29	4,117	4,288
Enova International
Callable 08/01/26 @ $104.563
9.125%, 08/01/29(A)	1,878	1,927
Fiserv
Callable 07/21/28 @ $100.000
5.375%, 08/21/28	3,954	4,107
Focus Financial Partners
Callable 09/15/27 @ $103.375
6.750%, 09/15/31(A)	909	918
Ford Motor Credit
Callable 05/16/25 @ $100.000
5.125%, 06/16/25	4,720	4,718
Freedom Mortgage
Callable 10/01/25 @ $106.000
12.000%, 10/01/28(A)	1,738	1,898
Callable 11/04/24 @ $103.313
6.625%, 01/15/27(A)	1,787	1,791
Freedom Mortgage Holdings
Callable 02/01/26 @ $104.625
9.250%, 02/01/29(A)	1,036	1,077
Callable 05/15/27 @ $104.563
9.125%, 05/15/31(A)	229	235

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GE HealthCare Technologies
Callable 10/15/27 @ $100.000
5.650%, 11/15/27	$3,974	$4,135
Genesis Energy
Callable 11/04/24 @ $104.000
8.000%, 01/15/27	2,000	2,045
Genworth Holdings
Callable 10/18/24 @ $100.000
7.382%, TSFR3M + 2.264%, 11/15/36(B)	1,771	1,447
GEO Group
Callable 04/15/27 @ $105.125
10.250%, 04/15/31	899	958
Callable 04/15/26 @ $104.313
8.625%, 04/15/29	1,587	1,650
Getty Images
Callable 10/18/24 @ $100.000
9.750%, 03/01/27(A)	6,399	6,397
GFL Environmental
Callable 11/04/24 @ $101.281
5.125%, 12/15/26(A)	3,000	2,993
GN Bondco
Callable 10/15/26 @ $104.750
9.500%, 10/15/31(A)	1,000	1,053
Go Daddy Operating
Callable 11/04/24 @ $100.875
5.250%, 12/01/27(A)	2,000	1,993
Goodyear Tire & Rubber
Callable 10/18/24 @ $100.000
9.500%, 05/31/25	7,273	7,292
GTCR AP Finance
Callable 10/07/24 @ $100.000
8.000%, 05/15/27(A)	165	165
HCA
Callable 03/01/26 @ $100.000
5.375%, 09/01/26	4,005	4,048
Heartland Dental
Callable 05/15/25 @ $105.250
10.500%, 04/30/28(A)	880	941

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Herc Holdings
Callable 06/15/26 @ $103.313
6.625%, 06/15/29(A)	$2,000	$2,072
H-Food Holdings
Callable 10/15/24 @ $100.000
8.500%, 06/01/26(A)	1,080	77
HLF Financing Sarl
Callable 04/15/26 @ $106.125
12.250%, 04/15/29(A)	500	498
HP
Callable 12/15/27 @ $100.000
4.750%, 01/15/28	4,232	4,307
Hudson Pacific Properties
Callable 01/15/28 @ $100.000
5.950%, 02/15/28	833	764
ILFC E-Capital Trust I
Callable 11/04/24 @ $100.000
6.565%, TSFR3M + 1.812%, 12/21/65(A)(B)	240	190
ILFC E-Capital Trust II
Callable 11/04/24 @ $100.000
6.815%, TSFR3M + 2.062%, 12/21/65(A)(B)	1,700	1,357
Illuminate Buyer
Callable 11/04/24 @ $102.250
9.000%, 07/01/28(A)	3,704	3,745
JetBlue Airways
Callable 08/27/27 @ $104.938
9.875%, 09/20/31(A)	478	504
KeHE Distributors
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	1,791	1,863
LABL
Callable 10/08/24 @ $100.000
6.750%, 07/15/26(A)	636	635
Ladder Capital Finance Holdings
Callable 07/15/27 @ $103.500
7.000%, 07/15/31(A)	563	597
Callable 11/04/24 @ $101.063
4.250%, 02/01/27(A)	2,757	2,689

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
LD Holdings Group
Callable 11/01/25 @ $104.125
8.750%, 11/01/27(A)	$768	$745
Callable 10/15/24 @ $103.063
6.125%, 04/01/28(A)	342	303
Level 3 Financing
Callable 03/22/27 @ $105.375
10.750%, 12/15/30(A)	2,654	2,913
Callable 05/15/26 @ $105.250
10.500%, 05/15/30(A)	717	772
Madison IAQ
Callable 11/04/24 @ $102.938
5.875%, 06/30/29(A)	1,000	974
Maxim Crane Works Holdings Capital
Callable 09/01/25 @ $105.750
11.500%, 09/01/28(A)	5,195	5,507
Midcap Financial Issuer Trust
Callable 10/18/24 @ $103.250
6.500%, 05/01/28(A)	1,887	1,828
Mohegan Tribal Gaming Authority
Callable 11/04/24 @ $102.000
8.000%, 02/01/26(A)	8,048	7,959
Nationstar Mortgage Holdings
Callable 11/04/24 @ $101.250
5.000%, 02/01/26(A)	2,097	2,087
New Enterprise Stone & Lime
Callable 11/04/24 @ $102.438
9.750%, 07/15/28(A)	1,690	1,726
New Home
Callable 10/01/26 @ $104.625
9.250%, 10/01/29(A)	1,388	1,462
New York Community Bancorp
Callable 11/06/24 @ $100.000
8.269%, TSFR3M + 3.042%, 11/06/28(B)	1,000	919
NuStar Logistics
Callable 03/01/26 @ $100.000
6.000%, 06/01/26	1,677	1,687
Callable 01/28/27 @ $100.000
5.625%, 04/28/27	1,174	1,179

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Olympus Water US Holding
Callable 06/01/25 @ $104.875
9.750%, 11/15/28(A)	$915	$977
Callable 11/04/24 @ $103.563
7.125%, 10/01/27(A)	1,463	1,493
OneMain Finance
7.125%, 03/15/26	2,284	2,332
Oracle
Callable 04/06/28 @ $100.000
4.500%, 05/06/28	4,518	4,573
Callable 08/27/29 @ $100.000
4.200%, 09/27/29	153	153
Pactiv
8.375%, 04/15/27	1,029	1,093
7.950%, 12/15/25	777	802
Pebblebrook Hotel
Callable 10/15/26 @ $103.188
6.375%, 10/15/29(A)	1,196	1,204
Prime Security Services Borrower
5.750%, 04/15/26(A)	2,721	2,734
Callable 08/31/26 @ $100.000
3.375%, 08/31/27(A)	783	744
Provident Funding Associates
Callable 09/15/26 @ $104.875
9.750%, 09/15/29(A)	663	675
Regal Rexnord
Callable 03/15/28 @ $100.000
6.050%, 04/15/28	5,198	5,404
Rithm Capital
Callable 04/01/26 @ $104.000
8.000%, 04/01/29(A)	2,215	2,241
Callable 11/04/24 @ $100.000
6.250%, 10/15/25(A)	1,308	1,307
RLJ Lodging Trust
Callable 11/04/24 @ $100.938
3.750%, 07/01/26(A)	793	775
Select Medical
Callable 11/04/24 @ $101.042
6.250%, 08/15/26(A)	8,504	8,556

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Service International
Callable 10/15/27 @ $102.875
5.750%, 10/15/32	$221	$222
Service Properties Trust
Callable 06/15/27 @ $104.438
8.875%, 06/15/32	328	313
Callable 09/15/27 @ $100.000
5.500%, 12/15/27	70	67
Callable 08/15/25 @ $100.000
5.250%, 02/15/26	7,978	7,840
Callable 08/15/26 @ $100.000
4.950%, 02/15/27	1,650	1,562
Callable 08/01/26 @ $100.000
4.750%, 10/01/26	1,650	1,586
Six Flags Theme Parks
Callable 11/04/24 @ $100.000
7.000%, 07/01/25(A)	2,364	2,366
Sixth Street Lending Partners
Callable 12/15/29 @ $100.000
5.750%, 01/15/30(A)	957	954
Southwestern Energy
Callable 10/18/24 @ $102.792
8.375%, 09/15/28	1,126	1,158
Starwood Property Trust
Callable 10/01/28 @ $100.000
7.250%, 04/01/29(A)	1,788	1,875
Callable 10/15/29 @ $100.000
6.000%, 04/15/30(A)	2,297	2,298
Callable 11/04/24 @ $100.000
3.750%, 12/31/24(A)	2,337	2,324
Callable 01/15/26 @ $100.000
3.625%, 07/15/26(A)	1,311	1,266
Sunoco
Callable 11/04/24 @ $101.000
6.000%, 04/15/27	1,726	1,732
Surgery Center Holdings
Callable 04/15/27 @ $103.625
7.250%, 04/15/32(A)	500	522

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
SWF Escrow Issuer
Callable 11/04/24 @ $103.250
6.500%, 10/01/29(A)	$1,001	$636
Tenet Healthcare
Callable 10/18/24 @ $100.000
6.250%, 02/01/27	1,324	1,326
TKC Holdings
Callable 11/04/24 @ $103.438
6.875%, 05/15/28(A)	2,989	2,953
T-Mobile USA
Callable 02/15/28 @ $100.000
4.950%, 03/15/28	5,724	5,855
Callable 09/01/29 @ $100.000
4.200%, 10/01/29	159	158
TMS International
Callable 10/15/24 @ $103.125
6.250%, 04/15/29(A)	1,012	964
Townsquare Media
Callable 11/04/24 @ $101.719
6.875%, 02/01/26(A)	2,139	2,135
US Acute Care Solutions
Callable 05/15/26 @ $104.875
9.750%, 05/15/29(A)	1,957	2,027
Valley National Bancorp
Callable 06/15/25 @ $100.000
5.250%, TSFR3M + 5.140%, 06/15/30(B)	107	101
Callable 06/15/26 @ $100.000
3.000%, TSFR3M + 2.360%, 06/15/31(B)	410	333
Vector Group
Callable 11/04/24 @ $100.000
10.500%, 11/01/26(A)	8,594	8,691
Callable 11/04/24 @ $102.875
5.750%, 02/01/29(A)	995	1,008
WASH Multifamily Acquisition
Callable 11/04/24 @ $101.438
5.750%, 04/15/26(A)	1,976	1,965
Webster Financial
Callable 11/01/25 @ $100.000
3.875%, TSFR3M + 3.690%, 11/01/30(B)	230	215

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
White Capital Parent
Callable 11/04/24 @ $100.000
8.250% cash/0% PIK, 03/15/26(A)	$1,804	$1,805
Williams Scotsman
Callable 10/18/24 @ $100.000
6.125%, 06/15/25(A)	1,127	1,126

		259,456
TOTAL CORPORATE OBLIGATIONS
(Cost $357,744) (000)		360,519

ASSET-BACKED SECURITIES — 10.7%

BERMUDA — 0.0%
Rad CLO, Ser 2023-20A, Cl E
Callable 07/20/25 @ $100.000
13.362%, TSFR3M + 8.080%, 07/20/36(A)(B)	250	256

CAYMAN ISLANDS — 4.4%
AB BSL CLO, Ser 2021-2A, Cl E
Callable 10/15/24 @ $100.000
12.273%, TSFR3M + 6.972%, 04/15/34(A)(B)	250	243
Allegro CLO VI, Ser 2018-2A, Cl D
Callable 10/17/24 @ $100.000
8.297%, TSFR3M + 3.012%, 01/17/31(A)(B)	2,000	1,999
Anchorage Capital CLO, Ser 2024-28A, Cl E
Callable 01/20/26 @ $100.000
12.235%, TSFR3M + 6.950%, 04/20/37(A)(B)	1,420	1,418
Anchorage Capital CLO, Ser 2024-29A, Cl E
Callable 07/20/26 @ $100.000
12.161%, TSFR3M + 6.840%, 07/20/37(A)(B)	1,500	1,505
Apidos CLO XV, Ser 2018-15A, Cl ERR
Callable 10/20/24 @ $100.000
11.244%, TSFR3M + 5.962%, 04/20/31(A)(B)	1,000	995
Apidos CLO XX, Ser 2018-20A, Cl DR
Callable 10/16/24 @ $100.000
11.248%, TSFR3M + 5.962%, 07/16/31(A)(B)	250	250
Apidos CLO XXII, Ser 2020-22A, Cl DR
Callable 10/20/24 @ $100.000
12.294%, TSFR3M + 7.012%, 04/20/31(A)(B)	1,000	998

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Bain Capital Credit CLO, Ser 2021-2A, Cl ER
Callable 10/19/25 @ $100.000
12.151%, TSFR3M + 6.872%, 07/19/34(A)(B)	$360	$345
Callable 01/17/25 @ $100.000
11.867%, TSFR3M + 6.582%, 10/17/32(A)(B)	250	243
Bain Capital Credit CLO, Ser 2021-3A, Cl ER
Callable 10/21/24 @ $100.000
12.644%, TSFR3M + 7.362%, 10/21/34(A)(B)	700	675
Benefit Street Partners CLO IX, Ser 2018-9A, Cl ER
Callable 10/20/24 @ $100.000
11.244%, TSFR3M + 5.962%, 07/20/31(A)(B)	500	492
Carlyle Global Market Strategies CLO, Ser 2017-1A, Cl CR
Callable 11/14/24 @ $100.000
8.728%, TSFR3M + 3.612%, 08/14/30(A)(B)	750	750
Carlyle US CLO, Ser 2021-2A, Cl DR
Callable 10/15/24 @ $100.000
12.063%, TSFR3M + 6.762%, 07/15/32(A)(B)	500	498
Carlyle US CLO, Ser 2023-3A, Cl E
Callable 10/15/25 @ $100.000
13.701%, TSFR3M + 8.400%, 10/15/36(A)(B)	410	421
CFG Investments, Ser 2023-1, Cl B
Callable 02/25/25 @ $100.000
10.050%, 07/25/34(A)	210	215
CIFC Funding, Ser 2015-3A, Cl ER
Callable 10/19/24 @ $100.000
10.491%, TSFR3M + 5.212%, 04/19/29(A)(B)	250	249
CIFC Funding, Ser 2017-2A, Cl E
Callable 10/20/24 @ $100.000
11.494%, TSFR3M + 6.212%, 04/20/30(A)(B)	500	496
CIFC Funding, Ser 2017-4A, Cl D
Callable 10/24/24 @ $100.000
11.645%, TSFR3M + 6.362%, 10/24/30(A)(B)	700	700
Dewolf Park CLO, Ser 2017-1A, Cl E
Callable 10/15/24 @ $100.000
11.763%, TSFR3M + 6.462%, 10/15/30(A)(B)	300	299
Dryden CLO, Ser 2018-60A, Cl D
Callable 10/15/24 @ $100.000
8.563%, TSFR3M + 3.262%, 07/15/31(A)(B)	300	300

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Eaton Vance CLO, Ser 2013-1A, Cl D3R
Callable 10/15/24 @ $100.000
12.363%, TSFR3M + 7.062%, 01/15/34(A)(B)	$1,500	$1,492
Empower CLO, Ser 2022-1A, Cl E
Callable 10/20/24 @ $100.000
13.832%, TSFR3M + 8.550%, 10/20/34(A)(B)	400	400
Empower CLO, Ser 2023-2A, Cl E
Callable 10/15/25 @ $100.000
13.551%, TSFR3M + 8.250%, 07/15/36(A)(B)	1,530	1,573
Empower CLO, Ser 2024-1A, Cl D2
Callable 04/25/26 @ $100.000
9.250%, 04/25/37(A)	250	255
Empower CLO, Ser 2024-1A, Cl E
Callable 04/25/26 @ $100.000
11.811%, TSFR3M + 6.500%, 04/25/37(A)(B)	250	253
Fillmore Park CLO, Ser 2018-1A, Cl E
Callable 10/15/24 @ $100.000
10.963%, TSFR3M + 5.662%, 07/15/30(A)(B)	788	785
Fortress Credit BSL III, Ser 2015-1A, Cl ER
Callable 10/18/24 @ $100.000
11.731%, TSFR3M + 6.452%, 04/18/31(A)(B)	1,000	989
Fortress Credit BSL VII, Ser 2019-1A, Cl E
Callable 10/23/24 @ $100.000
12.485%, TSFR3M + 7.202%, 07/23/32(A)(B)	1,600	1,602
Fortress Credit BSL VIII, Ser 2019-2A, Cl E
Callable 10/20/24 @ $100.000
12.554%, TSFR3M + 7.272%, 10/20/32(A)(B)	1,000	975
Galaxy XXVI CLO, Ser 2018-26A, Cl E
Callable 11/22/24 @ $100.000
11.233%, TSFR3M + 6.112%, 11/22/31(A)(B)	1,500	1,495
Generate CLO, Ser 2023-3A, Cl E2R
Callable 01/20/26 @ $100.000
13.112%, TSFR3M + 7.830%, 10/20/36(A)(B)	1,250	1,300
Generate CLO, Ser 2024-14A, Cl E
Callable 04/22/26 @ $100.000
12.032%, TSFR3M + 6.750%, 04/22/37(A)(B)	1,780	1,757
Generate CLO, Ser 2024-2A, Cl ER2
Callable 10/22/26 @ $100.000
12.546%, TSFR3M + 7.350%, 10/22/37(A)(B)	100	100

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Generate CLO, Ser 2024-6A, Cl AR2
10/22/37(A)(B)(D)	$10,000	$10,002
Goldentree Loan Management US CLO, Ser 2019-5A, Cl E
Callable 04/20/25 @ $100.000
10.394%, TSFR3M + 5.112%, 10/20/32(A)(B)	520	517
Greywolf CLO IV, Ser 2021-1A, Cl DR
Callable 10/17/24 @ $100.000
12.406%, TSFR3M + 7.120%, 04/17/34(A)(B)	1,500	1,472
HPS Loan Management, Ser 2018-2016, Cl DR
Callable 10/20/24 @ $100.000
8.444%, TSFR3M + 3.162%, 07/20/30(A)(B)	1,180	1,181
KKR CLO, Ser 2018-23, Cl E
Callable 10/20/24 @ $100.000
11.544%, TSFR3M + 6.262%, 10/20/31(A)(B)	1,000	999
LCM XIII, Ser 2016-13A, Cl ER
Callable 10/19/24 @ $100.000
12.841%, TSFR3M + 7.562%, 07/19/27(A)(B)	400	390
Madison Park Funding LI, Ser 2021-51A, Cl E
Callable 10/19/24 @ $100.000
11.811%, TSFR3M + 6.532%, 07/19/34(A)(B)	1,250	1,246
Madison Park Funding XIV, Ser 2018-14A, Cl ER
Callable 10/22/24 @ $100.000
11.344%, TSFR3M + 6.062%, 10/22/30(A)(B)	1,000	988
Madison Park Funding XXVII, Ser 2018-27A, Cl C
Callable 10/20/24 @ $100.000
8.144%, TSFR3M + 2.862%, 04/20/30(A)(B)	250	250
Marble Point CLO XV, Ser 2019-1A, Cl DR
Callable 10/23/24 @ $100.000
9.145%, TSFR3M + 3.862%, 07/23/32(A)(B)	1,000	1,000
Neuberger Berman Loan Advisers CLO, Ser 2021-30A, Cl ER
Callable 10/20/24 @ $100.000
11.744%, TSFR3M + 6.462%, 01/20/31(A)(B)	1,250	1,241
Northwoods Capital XII-B, Ser 2024-12BA, Cl BR
Callable 03/15/25 @ $100.000
6.647%, TSFR3M + 1.700%, 06/15/31(A)(B)	10,000	10,015
Northwoods Capital XVIII, Ser 2019-18A, Cl E
Callable 11/20/24 @ $100.000
11.970%, TSFR3M + 6.842%, 05/20/32(A)(B)	270	257

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Oaktree CLO, Ser 2019-1A, Cl D
Callable 10/22/24 @ $100.000
9.344%, TSFR3M + 4.062%, 04/22/30(A)(B)	$1,040	$1,035
Oaktree CLO, Ser 2019-2A, Cl C
9.523%, TSFR3M + 4.222%, 04/15/31(A)(B)	1,890	1,887
Oaktree CLO, Ser 2019-3A, Cl ER
Callable 10/20/24 @ $100.000
12.324%, TSFR3M + 7.042%, 10/20/34(A)(B)	1,500	1,499
Oaktree CLO, Ser 2022-1A, Cl E
Callable 11/15/24 @ $100.000
12.878%, TSFR3M + 7.760%, 05/15/33(A)(B)	1,250	1,249
Oaktree CLO, Ser 2023-2A, Cl E
Callable 07/20/25 @ $100.000
13.932%, TSFR3M + 8.650%, 07/20/36(A)(B)	250	257
Octagon Investment Partners 45, Ser 2022-1A, Cl ER
Callable 10/15/24 @ $100.000
12.121%, TSFR3M + 6.820%, 04/15/35(A)(B)	500	459
OHA Credit Partners VII, Ser 2012-7A, Cl ER3
Callable 11/20/24 @ $100.000
11.640%, TSFR3M + 6.512%, 02/20/34(A)(B)	250	246
OZLM Funding II, Ser 2012-2A, Cl DR2
Callable 10/30/24 @ $100.000
11.417%, TSFR3M + 6.162%, 07/30/31(A)(B)	640	620
OZLM IX, Ser 2014-9A, Cl DRR
Callable 10/20/24 @ $100.000
11.664%, TSFR3M + 6.382%, 10/20/31(A)(B)	480	475
OZLM VIII, Ser 2014-8A, Cl DRR
Callable 10/17/24 @ $100.000
11.627%, TSFR3M + 6.342%, 10/17/29(A)(B)	1,590	1,589
OZLM XI, Ser 2015-11A, Cl DR
Callable 10/30/24 @ $100.000
12.517%, TSFR3M + 7.262%, 10/30/30(A)(B)	250	249
OZLM XVII, Ser 2017-17A, Cl D
Callable 10/20/24 @ $100.000
11.534%, TSFR3M + 6.252%, 07/20/30(A)(B)	360	349
Palmer Square CLO, Ser 2023-1A, Cl E
Callable 01/20/25 @ $100.000
13.362%, TSFR3M + 8.080%, 01/20/36(A)(B)	1,500	1,520

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Park Avenue Institutional Advisers CLO, Ser 2018-1A, Cl C
Callable 10/20/24 @ $100.000
8.874%, TSFR3M + 3.592%, 10/20/31(A)(B)	$1,000	$999
Rad CLO, Ser 2020-7A, Cl FR
Callable 04/17/25 @ $100.000
12.416%, TSFR3M + 7.130%, 04/17/36(A)(B)	320	313
Regatta XIV Funding, Ser 2018-3A, Cl E
Callable 01/25/25 @ $100.000
11.496%, TSFR3M + 6.212%, 10/25/31(A)(B)	1,250	1,234
Regatta XIX Funding, Ser 2022-1A, Cl E
Callable 10/20/24 @ $100.000
12.162%, TSFR3M + 6.880%, 04/20/35(A)(B)	250	252
Renew, Ser 2024-2A, Cl A
Callable 11/20/43 @ $100.000
5.326%, 11/20/60(A)	9,000	8,949
Sculptor CLO XXVII, Ser 2021-27A, Cl E
Callable 10/20/24 @ $100.000
12.594%, TSFR3M + 7.312%, 07/20/34(A)(B)	3,000	2,975
Sycamore Tree CLO, Ser 2023-2A, Cl ER
Callable 01/20/26 @ $100.000
12.962%, TSFR3M + 7.680%, 01/20/37(A)(B)	1,000	1,007
Symphony CLO XX, Ser 2019-20A, Cl E
Callable 01/16/25 @ $100.000
11.838%, TSFR3M + 6.552%, 01/16/32(A)(B)	250	247
TIAA CLO I, Ser 2016-1A, Cl DR
Callable 01/20/25 @ $100.000
9.044%, TSFR3M + 3.762%, 07/20/31(A)(B)	500	500
TICP CLO VII, Ser 2027-7A, Cl ER
Callable 04/15/25 @ $100.000
12.613%, TSFR3M + 7.312%, 04/15/33(A)(B)	1,830	1,825

		85,360

JERSEY — 0.3%
Benefit Street Partners CLO XXX, Ser 2023-30A, Cl D
Callable 04/25/25 @ $100.000
10.885%, TSFR3M + 5.600%, 04/25/36(A)(B)	1,375	1,399
Boyce Park CLO, Ser 2022-1A, Cl E
Callable 10/21/24 @ $100.000
11.532%, TSFR3M + 6.250%, 04/21/35(A)(B)	1,000	994

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)		Fair Value (000)
JERSEY — (continued)
Deerpath Capital CLO, Ser 2020-1A, Cl DR
11.676%, TSFR3M + 6.390%, 04/17/34(A)(B)		$250	$252
Dryden CLO, Ser 2023-107A, Cl E
Callable 08/15/25 @ $100.000
12.848%, TSFR3M + 7.730%, 08/15/35(A)(B)		590	601
Halseypoint CLO, Ser 2023-7A, Cl E
Callable 07/20/25 @ $100.000
14.062%, TSFR3M + 8.780%, 07/20/36(A)(B)		360	370
ICG US CLO, Ser 2023-1A, Cl E
Callable 01/18/25 @ $100.000
14.089%, TSFR3M + 8.810%, 07/18/36(A)(B)		740	761
Ivy Hill Middle Market Credit Fund XXI, Ser 2023-21A, Cl E
Callable 10/18/25 @ $100.000
13.799%, TSFR3M + 8.520%, 07/18/35(A)(B)		450	450
OCP CLO, Ser 2024-31A, Cl E
Callable 04/20/26 @ $100.000
12.193%, TSFR3M + 6.900%, 04/20/37(A)(B)		1,440	1,447

			6,274

UNITED KINGDOM — 0.1%
Newday Funding Master Issuer, Ser 2024-2A, Cl E
Callable 07/15/27 @ $100.000
8.859%, SONIO/N + 3.900%, 07/15/32(A)(B)	GBP	1,800	2,407

UNITED STATES — 5.9%
Accelerated, Ser 2024-1A, Cl A
Callable 02/22/32 @ $100.000
4.680%, 08/22/44(A)		$6,319	6,303
ACHV ABS TRUST, Ser 2023-3PL, Cl D
Callable 04/18/26 @ $100.000
8.360%, 08/19/30(A)		1,000	1,029
ACHV ABS TRUST, Ser 2023-4CP, Cl E
Callable 03/25/26 @ $100.000
10.500%, 11/25/30(A)		500	514
ACHV ABS TRUST, Ser 2024-2PL, Cl D
Callable 01/25/28 @ $100.000
6.400%, 10/27/31(A)		2,546	2,573
Affirm Asset Securitization Trust, Ser 2023-X1, Cl D
Callable 06/15/25 @ $100.000
9.550%, 11/15/28(A)		110	113

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Affirm Asset Securitization Trust, Ser 2024-A, Cl 1E
Callable 02/15/26 @ $100.000
9.170%, 02/15/29(A)	$1,500	$1,534
Affirm Asset Securitization Trust, Ser 2024-A, Cl D
Callable 02/15/26 @ $100.000
6.890%, 02/15/29(A)	1,300	1,317
Affirm Asset Securitization Trust, Ser 2024-B, Cl A
Callable 09/15/26 @ $100.000
4.620%, 09/15/29(A)	7,500	7,501
Affirm Asset Securitization Trust, Ser 2024-B, Cl E
Callable 09/15/26 @ $100.000
7.350%, 09/15/29(A)	2,850	2,855
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl G
Callable 12/15/27 @ $100.000
12.748%, 05/17/32(A)	523	534
AMSR Trust, Ser 2023-SFR2, Cl F1
3.950%, 06/17/40(A)	210	186
AMSR Trust, Ser 2023-SFR2, Cl F2
3.950%, 06/17/40(A)	640	545
Aqua Finance Trust, Ser 2024-A, Cl A
Callable 06/17/30 @ $100.000
4.810%, 04/18/50(A)	9,000	8,999
Ascent Education Funding Trust, Ser 2024-A, Cl C
Callable 05/25/34 @ $100.000
8.010%, 10/25/50(A)	130	133
Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl B
11.590%, 07/15/27(A)	500	505
ClickLease Equipment Receivables Trust, Ser 2024-1, Cl C
Callable 05/15/27 @ $100.000
8.400%, 02/15/30(A)	230	237
ClickLease Equipment Receivables Trust, Ser 2024-1, Cl D
Callable 05/15/27 @ $100.000
11.410%, 02/15/30(A)	770	795
CPS Auto Receivables Trust, Ser 2023-D, Cl E
Callable 01/15/28 @ $100.000
10.130%, 05/15/31(A)	1,630	1,807

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
CPS Auto Receivables Trust, Ser 2024-B, Cl E
Callable 06/15/29 @ $100.000
8.360%, 11/17/31(A)	$700	$728
CyrusOne Data Centers Issuer I, Ser 2024-3A, Cl A2
4.650%, 05/20/49(A)	120	113
Ent Auto Receivables Trust, Ser 2023-1A, Cl D
Callable 03/15/28 @ $100.000
7.700%, 03/17/31(A)	1,560	1,636
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl E
Callable 08/15/27 @ $100.000
9.980%, 01/15/31(A)	1,130	1,241
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl E
Callable 10/15/27 @ $100.000
9.570%, 02/18/31(A)	1,290	1,403
FHF Issuer Trust, Ser 2024-1A, Cl C
Callable 01/15/28 @ $100.000
7.420%, 05/15/31(A)	900	939
FIGRE Trust, Ser 2023-HE4, Cl A
5.056%, 09/25/54(A)(B)	10,000	10,041
Foundation Finance Trust, Ser 2024-2A, Cl A
Callable 12/15/29 @ $100.000
4.600%, 03/15/50(A)	8,500	8,516
Frontier Issuer, Ser 2024-1, Cl C
Callable 05/20/28 @ $100.000
11.160%, 06/20/54(A)	1,170	1,341
Hertz Vehicle Financing III, Ser 2021-2A, Cl D
4.340%, 12/27/27(A)	490	451
Hertz Vehicle Financing III, Ser 2023-1A, Cl 1D
9.130%, 06/25/27(A)	470	474
Hertz Vehicle Financing III, Ser 2023-2A, Cl D
9.400%, 09/25/29(A)	250	255
Hertz Vehicle Financing III, Ser 2023-4A, Cl D
9.440%, 03/25/30(A)	290	297
Hertz Vehicle Financing, Ser 2022-2A, Cl D
Callable 06/25/27 @ $100.000
5.160%, 06/26/28(A)	250	230

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)		Fair Value (000)
UNITED STATES — (continued)
Hertz Vehicle Financing, Ser 2022-4A, Cl D
Callable 09/25/25 @ $100.000
6.560%, 09/25/26(A)	$250		$247
Hertz Vehicle Financing, Ser 2022-5A, Cl D
Callable 09/25/27 @ $100.000
6.780%, 09/25/28(A)	1,370		1,305
Hotwire Funding, Ser 2024-1A, Cl C
Callable 06/20/27 @ $100.000
9.188%, 06/20/54(A)	140		148
Laurel Road Prime Student Loan Trust, Ser 2017-B, Cl R
Callable 10/25/24 @ $100.000
08/25/42(A)(D)	—	^	25
Lendbuzz Securitization Trust, Ser 2024-3A, Cl A2
Callable 04/15/28 @ $100.000
4.970%, 10/15/29(A)	5,750		5,758
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
Callable 08/20/27 @ $100.000
6.770%, 09/22/36(A)	570		583
Marlette Funding Trust, Ser 2022-3A, Cl D
Callable 11/15/26 @ $100.000
7.800%, 11/15/32(A)	170		172
Marlette Funding Trust, Ser 2023-2A, Cl D
Callable 05/15/27 @ $100.000
7.920%, 06/15/33(A)	1,670		1,702
Marlette Funding Trust, Ser 2023-3A, Cl D
Callable 09/15/27 @ $100.000
8.040%, 09/15/33(A)	1,520		1,591
Marlette Funding Trust, Ser 2024-1A, Cl D
Callable 10/15/28 @ $100.000
6.930%, 07/17/34(A)	1,760		1,809
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl B
Callable 04/20/26 @ $100.000
7.430%, 07/20/29(A)	2,100		2,144
Mission Lane Credit Card Master Trust, Ser 2024-A, Cl C
Callable 03/15/26 @ $100.000
7.320%, 08/15/29(A)	1,360		1,374

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
OnDeck Asset Securitization Trust IV, Ser 2023-1A, Cl C
9.930%, 08/19/30(A)	$600	$627
OnDeck Asset Securitization Trust IV, Ser 2024-1A, Cl C
Callable 06/17/26 @ $100.000
8.990%, 06/17/31(A)	100	104
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl C
7.030%, 10/17/31(A)	1,300	1,298
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl D
9.490%, 10/17/31(A)	140	140
OneMain Financial Issuance Trust, Ser 2023-2A, Cl D
Callable 09/14/26 @ $100.000
7.520%, 09/15/36(A)	1,560	1,644
PEAC Solutions Receivables, Ser 2024-2A, Cl A3
Callable 06/20/27 @ $100.000
4.650%, 10/20/31(A)	5,000	4,988
Progress Residential Trust, Ser 2024-SFR2, Cl F
3.650%, 04/17/41(A)(B)	690	572
Progress Residential Trust, Ser 2024-SFR3, Cl E2
4.000%, 06/17/41(A)	2,000	1,808
Progress Residential Trust, Ser 2024-SFR4, Cl F1
3.400%, 07/17/41(A)	140	113
Purchasing Power Funding, Ser 2024-A, Cl D
7.260%, 08/15/28(A)	450	460
Reach ABS Trust, Ser 2024-1A, Cl D
Callable 03/15/28 @ $100.000
10.640%, 02/18/31(A)	270	293
Regional Management Issuance Trust, Ser 2022-1, Cl D
Callable 03/15/25 @ $100.000
6.720%, 03/15/32(A)	250	245
Regional Management Issuance Trust, Ser 2024-1, Cl D
Callable 05/15/29 @ $100.000
7.460%, 07/15/36(A)	2,500	2,600
STAR Trust, Ser 2024-SFR4, Cl A
Callable 10/17/26 @ $100.000
6.711%, TSFR1M + 1.750%, 10/17/41(A)(B)	10,000	10,009

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Thor, Ser 2024-A, Cl C
Callable 02/15/29 @ $100.000
7.660%, 08/15/41(A)	$120	$120
Upstart Securitization Trust, Ser 2023-2, Cl C
Callable 04/20/27 @ $100.000
11.870%, 06/20/33(A)	1,134	1,191
Upstart Securitization Trust, Ser 2023-3, Cl B
Callable 05/20/27 @ $100.000
8.250%, 10/20/33(A)	1,204	1,247
US Bank, Ser 2023-1, Cl C
Callable 10/25/26 @ $100.000
9.785%, 08/25/32(A)	310	315
US Bank, Ser 2023-1, Cl D
Callable 10/25/26 @ $100.000
13.597%, 08/25/32(A)	468	476
VB-S1 Issuer, Ser 2024-1A, Cl F
Callable 05/15/27 @ $100.000
8.871%, 05/15/54(A)	130	134
Verdant Receivables, Ser 2024-1A, Cl D
Callable 08/12/28 @ $100.000
7.230%, 12/12/31(A)	570	591
Vista Point Securitization Trust, Ser 2024-CES1, Cl B1
Callable 05/25/27 @ $100.000
8.867%, 05/25/54(A)(B)	130	133
VStrong Auto Receivables Trust, Ser 2023-A, Cl D
Callable 04/15/28 @ $100.000
9.310%, 02/15/30(A)	1,255	1,415
VStrong Auto Receivables Trust, Ser 2023-A, Cl E
Callable 04/15/28 @ $100.000
9.990%, 12/16/30(A)	1,080	1,158
Westgate Resorts, Ser 2023-1A, Cl D
Callable 04/20/27 @ $100.000
10.140%, 12/20/37(A)	315	325
Westgate Resorts, Ser 2024-1A, Cl D
Callable 11/20/27 @ $100.000
9.260%, 01/20/38(A)	1,401	1,420

		115,429

TOTAL ASSET-BACKED SECURITIES
(Cost $206,154) (000)		209,726

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CONVERTIBLE BONDS — 7.2%
	Face Amount (000)	Fair Value (000)
CANADA — 0.1%
Shopify
0.13%, 11/01/25	$2,313	$2,226

CHINA — 0.8%
Alibaba Group Holding
0.50%, 06/01/31(A)	3,010	3,701
Trip.com Group
0.75%, 06/15/29(A)	4,593	5,252
ZTO Express Cayman
1.50%, 09/01/27	5,208	5,544
		14,497
SINGAPORE — 0.3%
Sea
2.38%, 12/01/25	5,055	6,056

UNITED STATES — 6.0%
Akamai Technologies
1.13%, 02/15/29	2,140	2,169
Bloom Energy
3.00%, 06/01/28	4,290	3,943
Carnival
5.75%, 12/01/27	4,990	8,024
CMS Energy
3.38%, 05/01/28	5,000	5,355
Coinbase Global
0.25%, 04/01/30(A)	1,625	1,470
CONMED
2.25%, 06/15/27	3,000	2,783
DigitalOcean Holdings
0.00%, 12/01/26(E)	1,414	1,249
DraftKings Holdings
0.00%, 03/15/28(E)	4,975	4,306
Duke Energy
4.13%, 04/15/26	5,000	5,292
Etsy
0.13%, 10/01/26	3,000	2,958
Exact Sciences
0.38%, 03/01/28	3,960	3,701
FirstEnergy
4.00%, 05/01/26	4,990	5,222

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount (000)	Fair Value (000)
Ford Motor
0.00%, 03/15/26(E)	$5,000	$4,892
JetBlue Airways
0.50%, 04/01/26	476	437
Liberty Media
2.38%, 09/30/53(A)	4,990	5,956
Lumentum Holdings
0.50%, 06/15/28	3,109	2,688
Match Group Financeco 3
2.00%, 01/15/30(A)	315	282
MicroStrategy
0.88%, 03/15/31(A)	3,881	4,019
NCL
1.13%, 02/15/27	4,970	4,808
Opendoor Technologies
0.25%, 08/15/26(A)	1,408	1,179
PennyMac
8.50%, 06/01/29(A)	300	300
PG&E
4.25%, 12/01/27(A)	5,037	5,455
Redwood Trust
7.75%, 06/15/27	3,043	3,034
RWT Holdings
5.75%, 10/01/25	338	331
Sarepta Therapeutics
1.25%, 09/15/27	5,000	5,667
SoFi Technologies
1.25%, 03/15/29(A)	3,730	3,972
TXNM Energy
5.75%, 06/01/54(A)	5,000	5,421
UGI
5.00%, 06/01/28(A)	4,485	4,770
Vishay Intertechnology
2.25%, 09/15/30	5,000	4,577
Wayfair
3.50%, 11/15/28	4,904	7,221

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount (000)	Fair Value (000)
WEC Energy Group
4.38%, 06/01/29(A)	$4,940	$5,466
		116,947
TOTAL CONVERTIBLE BONDS
(Cost $132,597) (000)		139,726

PREFERRED STOCK — 0.3%
	Shares
UNITED STATES — 0.3%
Brookfield Property Partners, 6.250%	15,625	268
Chart Industries, 6.750%	95,720	4,810
MFA Financial, 6.500%	2,275	54
New York Mortgage Trust, 7.875%	1,275	31
New York Mortgage Trust, 6.875%	575	12
Rithm Capital, 6.375%	575	14
TPG RE Finance Trust, 6.250%	21,103	403

TOTAL PREFERRED STOCK
(Cost $5,550) (000)		5,592

COMMON STOCK — 0.2%

UNITED STATES — 0.2%
Lantheus Holdings*	31,564	3,464

Total Common Stock
(Cost $3,920) (000)		3,464

PURCHASED OPTIONS — 0.1%
	Contracts
PURCHASED OPTIONS
Total Purchased Options(G) (Cost $3,946) (000)	2,891	$3,123

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 25.3%
	Shares	Fair Value (000)
BlackRock Cash Funds Treasury Fund - Institutional Shares
5.030%(H)	493,229,679	$493,230

TOTAL SHORT-TERM INVESTMENT
(Cost $493,230) (000)		493,230

TOTAL INVESTMENTS — 185.1%
(Cost $3,557,464) (000)		$3,610,262

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (0.6)%
	Face Amount (000)	Fair Value (000)
UNITED STATES — (0.6)%
Cleveland-Cliffs
6.750%, 04/15/30 (A)	$(2,874)	(2,922)
Embecta
5.000%, 02/15/30 (A)	(914)	(842)
Fiesta Purchaser
7.875%, 03/01/31 (A)	(1,881)	(1,996)
Fortress Intermediate 3
7.500%, 06/01/31 (A)	(924)	(975)
Guitar Center
8.500%, 01/15/26 (A)	(1,288)	(1,121)
Herbalife Nutrition
7.875%, 09/01/25 (A)	(500)	(498)
HUB International
5.625%, 12/01/29 (A)	(669)	(656)
Organon
5.125%, 04/30/31 (A)	(1,826)	(1,720)
Park-Ohio Industries
6.625%, 04/15/27	(927)	(910)
Zayo Group Holdings
4.000%, 03/01/27 (A)	(924)	(826)

		(12,466)
TOTAL CORPORATE OBLIGATIONS
(Proceeds $(11,992)) (000)		(12,466)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

U.S. TREASURY OBLIGATION — (1.1)%
	Face Amount (000)	Fair Value (000)
U.S. Treasury Note
4.625%, 06/15/27	$(20,000)	$(20,540)

Total U.S. Treasury Obligation
(Proceeds $-20,133) (000)		(20,540)

COMMON STOCK — (3.6)%
	Shares
CANADA — 0.0%
Shopify, Cl A	(3,222)	(258)

CHINA — (0.4)%
Alibaba Group Holding ADR	(21,674)	(2,300)
Trip.com Group ADR	(46,238)	(2,748)
ZTO Express Cayman ADR	(92,888)	(2,301)

		(7,349)
SINGAPORE — (0.2)%
Sea ADR	(32,970)	(3,108)

UNITED STATES — (3.0)%
Akamai Technologies	(9,554)	(965)
Bloom Energy, Cl A	(159,287)	(1,682)
Carnival	(291,039)	(5,378)
Chart Industries	(30,828)	(3,827)
CMS Energy	(33,565)	(2,371)
Coinbase Global, Cl A	(3,494)	(622)
CONMED	(6,192)	(445)
DraftKings, Cl A	(25,688)	(1,007)
Duke Energy	(21,148)	(2,438)
Etsy	(15,053)	(836)
Exact Sciences	(18,039)	(1,229)
FirstEnergy	(44,767)	(1,986)
Ford Motor	(119,425)	(1,261)
Lantheus Holdings	(31,564)	(3,464)
Live Nation Entertainment	(35,674)	(3,906)
Lumentum Holdings	(10,796)	(684)
Match Group	(1,757)	(67)
MicroStrategy, Cl A	(12,391)	(2,089)
Norwegian Cruise Line Holdings	(67,866)	(1,392)
PG&E	(115,182)	(2,277)
Sarepta Therapeutics	(23,773)	(2,969)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED STATES — (continued)
SoFi Technologies	(300,078)	$(2,359)
TXNM Energy	(78,700)	(3,445)
UGI	(94,292)	(2,359)
Vishay Intertechnology	(86,698)	(1,639)
Wayfair, Cl A	(90,531)	(5,086)
WEC Energy Group	(26,564)	(2,555)

		(58,338)
TOTAL COMMON STOCK
(Proceeds $(63,434)) (000)		(69,053)

TOTAL SECURITIES SOLD SHORT — (5.3)%
(Proceeds $(95,559)) (000)		$(102,059)

^	Amount rounds to less than $1(000).
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On September 30, 2024, the value of these securities amounted $686,569 (000) and represented 35.2% of net assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2024. The coupon on a step bond changes on a specified date.
(D)	No rate available.
(E)	Zero Coupon Security.
(F)	Perpetual security with no stated maturity date.
(G)	Refer to table below for details on Options Contracts.
(H)	Rate shown is the 7-day effective yield as of September 30, 2024. The BlackRock Cash Funds Treasury Fund's financial statements are available on the SEC's website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

Open exchange traded options contract held by the Fund at September 30, 2024 are as follows:

PURCHASED OPTIONS — 0.0%
	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — 0.0%
10 Year U.S. Treasury Long Bond Future Option	542	$61,940	$114.00	10/28/24	$449
10 Year U.S. Treasury Long Bond Future Option	903	103,195	114.50	10/28/24	522
					971
PUT OPTIONS
UNITED STATES — 0.0%
10 Year U.S. Treasury Long Bond Future Option	542	61,940	114.00	10/28/24	296
10 Year U.S. Treasury Long Bond Future Option	903	103,195	114.50	10/28/24	719
					1,015
Total Purchased Options					1,986

Open OTC options contract held by the Fund at September 30, 2024 are as follows:

PURCHASED OPTION — 0.1%
	Counterparty	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — 0.1%
Palladium Dispersion Basket Option, Strike Price 18%(1)	UBS	1	$50,000	$18%	03/14/25	$1,137
Total Purchased Options						$1,137

(1) This option contract is written on the average absolute dispersion between a basket of the top 25 names in the S&P 500 at contract initiation and the individual components of the basket. Payoff is computed as the average absolute deviation of each component versus the basket performance above the strike over the life of the contract, strike is set at 18% average dispersion.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

Open futures contracts held by the Fund at September 30, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
S&P 500 Annual Dividend Index	1,982	Dec-2024	$30,324	$37,187	$6,863
S&P 500 Annual Dividend Index	1,605	Dec-2026	29,994	30,114	120
			60,318	67,301	6,983
Short Contracts
U.S. 2-Year Treasury Note	(8,028)	Dec-2024	$(1,668,246)	$(1,671,768)	$(3,522)
U.S. 10-Year Treasury Note	(2,846)	Dec-2024	(325,021)	(325,245)	(224)
U.S. Ultra Long Treasury Bond	(48)	Dec-2024	(6,428)	(6,389)	39
			(1,999,695)	(2,003,402)	(3,707)
			$(1,939,377)	$(1,936,101)	$3,276

Open forward foreign currency contract held by the Fund at September 30, 2024 is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
JPMorgan Chase Bank	10/18/24	GBP	7,219	USD	9,587	$(64)
JPMorgan Chase Bank	10/18/24	USD	581	GBP	440	7
						$(57)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

Open centrally cleared swap contracts held by the Fund at September 30, 2024 are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
4.746%	SOFR INDEX	Annually	05/08/2026	USD	1,626	$(25)	$–	$(25)
4.498%	SOFR INDEX	Annually	05/08/2027	USD	6,746	(68)	16	(84)
4.341%	SOFR INDEX	Annually	05/08/2028	USD	22,563	(701)	6	(707)
4.246%	SOFR INDEX	Annually	05/08/2029	USD	7,830	(292)	16	(308)
4.191%	SOFR INDEX	Annually	05/08/2030	USD	3,777	(159)	(14)	(145)
4.191%	SOFR INDEX	Annually	05/08/2030	USD	3,777	(166)	–	(166)
4.156%	SOFR INDEX	Annually	05/08/2031	USD	1,910	(90)	2	(92)
4.132%	SOFR INDEX	Annually	05/08/2032	USD	302	(16)	–	(16)
4.107%	SOFR INDEX	Annually	05/08/2034	USD	243	(14)	–	(14)
4.104%	SOFR INDEX	Annually	05/08/2036	USD	753	(49)	–	(49)
4.102%	SOFR INDEX	Annually	05/08/2039	USD	47	(3)	–	(3)
4.102%	SOFR INDEX	Annually	05/08/2039	USD	624	(40)	3	(43)
4.067%	SOFR INDEX	Annually	05/08/2044	USD	255	(21)	–	(21)
3.971%	SOFR INDEX	Annually	05/08/2049	USD	267	(24)	–	(24)
						$(1,668)	$29	$(1,697)

Open OTC swap agreements held by the Fund at September 30, 2024 are as follows:

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (000)
JPMorgan Chase	Cleveland-Cliffs	Buy	5.00%	Quarterly	12/20/2029	$990	$82	$(76)	$158

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BABXRPFB INDEX	0.00%	TOTAL RETURN	Quarterly	01/06/25	USD	118,069	$(1,909)	$–	$(1,909)
Bank of America	**BABXRPFV INDEX	0.00%	TOTAL RETURN	Quarterly	01/21/25	USD	48,410	359	–	359
Bank of America	**BAESFSGR INDEX	0.10%	TOTAL RETURN	Quarterly	07/31/25	USD	93,993	(1,077)	–	(1,077)
Bank of America	**BAFXCAVE INDEX	0.00%	TOTAL RETURN	Quarterly	09/22/25	USD	89,535	(530)	–	(530)
BNP Paribas	**BNPUMFRL INDEX	SOFR +0.60%	TOTAL RETURN	Quarterly	05/06/25	USD	98,163	5,608	–	5,608
BNP Paribas	**BNPUMFRS INDEX	TOTAL RETURN	SOFR -0.05%	Quarterly	05/06/25	USD	97,333	(5,113)	–	(5,113)
BNP Paribas	**BPFXMRGU INDEX	0.10%	TOTAL RETURN	Quarterly	09/18/25	USD	38,875	(248)	–	(248)
CIBC Bank	**CIBQC01E INDEX	0.30%	TOTAL RETURN	Quarterly	08/27/25	USD	67,714	(1,065)	–	(1,065)
Deutsche Bank	**DBGNLASU INDEX	0.00%	TOTAL RETURN	Quarterly	01/27/25	USD	47,671	54	–	54
Deutsche Bank	**DBTIDUS5 INDEX	0.00%	TOTAL RETURN	Quarterly	08/08/25	USD	93,014	(457)	–	(457)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	**GSCBEJFB INDEX	SOFR +0.35%	TOTAL RETURN	N/A	10/31/24	USD	119,091	$1,442	$–	$1,442
Goldman Sachs	**GSCBFSGR INDEX	TOTAL RETURN	SOFR -0.10%	Quarterly	09/19/25	USD	48,609	(286)	–	(286)
Goldman Sachs	**GSCBFSVA INDEX	SOFR +0.30%	TOTAL RETURN	Quarterly	09/19/25	USD	48,723	(575)	–	(575)
Goldman Sachs	**GSUC22VL INDEX	FED FUNDS +0.50%	TOTAL RETURN	N/A	10/06/24	USD	120,319	(1,413)	–	(1,413)
Goldman Sachs	**GSUC22VS INDEX	TOTAL RETURN	FED FUNDS -0.50%	N/A	10/06/24	USD	98,640	513	–	513
Goldman Sachs	**GSVISK1D INDEX	0.00%	TOTAL RETURN	Quarterly	08/13/25	USD	54,635	1,281	–	1,281
Goldman Sachs	**GSXAF11F INDEX	-0.30%	TOTAL RETURN	Quarterly	03/14/25	USD	100,527	(5,379)	–	(5,379)
Goldman Sachs	**RCXTMGT3 INDEX	0.00%	TOTAL RETURN	Quarterly	10/11/24	USD	42,303	(684)	–	(684)
Goldman Sachs	SPSIRBKT INDEX	TOTAL RETURN	SOFR -0.20%	N/A	10/31/24	USD	100,609	12	–	12
JPMorgan Chase	**JMABNPMF INDEX	0.20%	TOTAL RETURN	Annually	03/31/25	USD	54,312	(672)	–	(672)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	12/20/24	USD	13,450	(487)	82	(569)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	03/20/25	USD	13,450	(758)	108	(866)
JPMorgan Chase	IBXXLLTR INDEX	SOFR	TOTAL RETURN	Quarterly	12/20/24	USD	4,929	100	(29)	129
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	TOTAL RETURN	Quarterly	03/25/25	USD	107,590	1,572	–	1,572
Nomura	**NMSY2RNU INDEX	0.15%	TOTAL RETURN	Quarterly	07/31/25	USD	73,859	1,071	–	1,071
Societe Generale	**SGEPVLHE INDEX	0.00%	TOTAL RETURN	Quarterly	07/02/25	EUR	86,602	(2,574)	–	(2,574)
Societe Generale	**SGIPULSU INDEX	0.25%	TOTAL RETURN	Quarterly	01/29/25	USD	34,513	268	–	268
Societe Generale	**SGIXFVET INDEX	SOFR +0.20%	TOTAL RETURN	Quarterly	08/01/25	USD	46,176	(458)	–	(458)
Societe Generale	**SGIXVR2U INDEX	SOFR	TOTAL RETURN	N/A	04/04/25	USD	49,384	121	–	121
UBS	**UBCSBSB2 INDEX	0.00%	TOTAL RETURN	Annually	08/27/25	USD	234,884	2,253	–	2,253
							2,245,382	$(9,031)	$161	$(9,192)

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Index Basket Swaps at September 30, 2024.

**BABXRPFB Index: A commodity multi-factor basket of eight strategies targeting four factors: Carry, Liquidity, Relative Value, and Value

	Top Underlying Components	Notional	Percentage of Notional
Future	Brent Crude Futures March 25	$(18,561,050)	-15.98%
	WTI Crude Futures March 25	18,416,286	15.85%
	WTI Crude Futures November 24	(18,015,522)	-15.51%
	Natural Gas Futures January 25	(14,619,467)	-12.59%
	Soybean Futures January 25	(12,895,282)	-11.10%
	Soybean Futures March 25	10,228,539	8.81%
	Corn Futures May 25	9,064,382	7.80%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Brent Crude Futures February 25	$8,539,385	7.35%
LME Zinc Futures November 24	(8,424,333)	-7.25%
Soybean Meal Futures January 25	(8,406,984)	-7.24%
Natural Gas Futures March 25	7,870,316	6.78%
Coffee 'C' Futures May 25	7,277,823	6.27%
LME Copper Futures January 25	7,112,770	6.12%
LME Copper Futures December 24	(7,061,568)	-6.08%
Soybean Meal Futures March 25	6,584,118	5.67%
Soybean Oil Futures January 25	(6,277,806)	-5.40%
Live Cattle Futures April 25	6,216,807	5.35%
Brent Crude Futures May 25	6,165,194	5.31%
Natural Gas Futures February 25	5,182,612	4.46%
WTI Crude Futures January 25	(5,060,665)	-4.36%
Sugar #11 (World) May 25	4,923,706	4.24%
Coffee 'C' Futures December 24	(4,895,813)	-4.21%
Soybean Oil Futures March 25	4,813,266	4.14%
Lean Hogs Futures April 25	4,443,882	3.83%
Sugar #11 (World) March 25	(4,329,826)	-3.73%
Natural Gas Futures December 24	4,318,932	3.72%
LME PRI Alum Futures March 25	4,306,470	3.71%
LME PRI Alum Futures November 24	(4,255,697)	-3.66%
Brent Crude Futures June 25	(4,203,492)	-3.62%
WTI Crude Futures May 25	(4,171,152)	-3.59%
Brent Crude Futures January 25	4,153,516	3.58%
WTI Crude Futures December 24	4,149,844	3.57%
Corn Futures December 24	(4,105,348)	-3.53%
LME Zinc Futures January 25	3,934,539	3.39%
Copper Futures March 25	(3,747,848)	-3.23%
Copper Futures May 25	3,742,768	3.22%
Live Cattle Futures February 25	(3,473,970)	-2.99%
Low SU Gasoil G January 25	3,448,355	2.97%
Corn Futures March 25	(3,060,348)	-2.63%
Wheat Futures (CBT) December 24	(3,049,118)	-2.62%
Gasoline RBOB Futures March 25	2,947,631	2.54%
Soybean Futures May 25	2,920,730	2.51%
Soybean Meal Futures December 24	2,912,842	2.51%
Natural Gas Futures November 24	(2,866,541)	-2.47%
Gasoline RBOB Futures January 25	2,844,925	2.45%
Lean Hogs Futures February 25	(2,813,106)	-2.42%
LME Zinc Futures March 25	2,742,718	2.36%
LME Nickel Futures March 25	2,706,037	2.33%
Live Cattle Futures December 24	(2,477,628)	-2.13%
Coffee 'C' Futures March 25	(2,321,600)	-2.00%
LME Copper Futures November 24	2,159,296	1.86%
Copper Futures December 24	(2,159,296)	-1.86%
Mill Wheat Euro Futures December 24	(2,159,296)	-1.86%
LME Lead Futures November 24	(2,155,274)	-1.86%
Low SU Gasoil G March 25	2,107,525	1.81%
Low SU Gasoil G November 24	(2,021,578)	-1.74%
KC HRW Wheat Futures March 25	1,957,109	1.68%
NY Harb ULSD Futures January 25	1,907,368	1.64%
LME Zinc Futures December 24	1,788,725	1.54%
Cotton No.2 Futures March 25	1,658,163	1.43%
LME Nickel Futures December 24	(1,627,571)	-1.40%
NY Harb ULSD Futures March 25	1,586,026	1.37%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Wheat Futures (CBT) May 25	$1,563,422	1.35%
	Cotton No.2 Futures December 24	(1,561,533)	-1.34%
	Canola Futures (WCE) November 24	1,527,225	1.31%
	Wheat Futures (CBT) March 25	1,498,014	1.29%
	Rapeseed Euro November 24	(1,481,615)	-1.28%
	Low SU Gasoil G December 24	(1,440,497)	-1.24%
	Soybean Oil Futures December 24	1,323,395	1.14%
	Gasoline RBOB Futures November 24	(1,322,858)	-1.14%
	Cattle Feeder Futures November 24	(1,225,352)	-1.05%
Currency	Euro Spot	(3,640,910)	-3.13%
	Canadian Dollar Spot	1,527,225	1.31%

**BABXRPFV Index: A commodity volatility multi-factor basket of four commodity strategies with equally weighted risk contributions targeting three factors: Vol Carry, Vol Hedging, and Relative Value Vol

	Top Underlying Components	Notional	Percentage of Notional
Future	Brent Crude Futures December 24	$(23,210,529)	-47.59%
	WTI Crude Futures November 24	16,878,589	34.61%
	Gold 100 oz Futures December 24	14,867,846	30.49%
	Brent Crude Futures January 25	(13,282,980)	-27.24%
	WTI Crude Futures December 24	11,449,879	23.48%
	Corn Futures December 24	7,026,148	14.41%
	LME Copper Futures December 24	5,246,416	10.76%
	WTI Crude Futures January 25	4,995,986	10.24%
	Corn Futures March 25	4,744,878	9.73%
	LME Copper Futures November 24	2,789,655	5.72%
	Wheat Futures (CBT) December 24	(2,469,498)	-5.06%
	Wheat Futures (CBT) March 25	(1,683,068)	-3.45%
	Natural Gas Futures December 24	(418,641)	-0.86%
	Natural Gas Futures November 24	(64,440)	-0.13%
Option	Put Option on Brent Crude Futures December 24	(4,526,284)	-9.28%
	LME Copper Futures January 25	3,963,814	8.13%
	Put Option on Brent Crude Futures January 25	(3,038,716)	-6.23%
	Put Option on WTI Crude Futures November 24	3,007,462	6.17%
	Put Option on WTI Crude Futures December 24	2,470,952	5.07%
	Put Option on Brent Crude Futures February 25	(2,139,847)	-4.39%
	Brent Crude Futures February 25	(2,100,492)	-4.31%
	Put Option on WTI Crude Futures January 25	2,059,768	4.22%
	Call Option on Gold 100 Oz Futures December 24	(1,639,758)	-3.36%
	Call Option on Brent Crude Futures February 25	(1,442,533)	-2.96%
	Call Option on Corn Futures December 24	(1,130,402)	-2.32%
	LME Copper Futures October 24	(1,110,931)	-2.28%
	Put Option on WTI Crude Futures February 25	958,292	1.97%
	Call Option on Corn Futures March 25	(914,001)	-1.87%
	Call Option on WTI Crude Futures January 25	886,117	1.82%
	Call Option on WTI Crude Futures February 25	836,701	1.72%
	Call Option on LME Copper Futures December 24	(800,026)	-1.64%
	Call Option on LME Copper Futures January 25	(776,960)	-1.59%
	Call Option on Wheat Futures (CBT) December 24	764,542	1.57%
	Put Option on Brent Crude Futures March 25	(691,972)	-1.42%
	Call Option on Wheat Futures (CBT) March 25	616,274	1.26%
	Put Option on Corn Futures December 24	(586,420)	-1.20%
	Call Option on Brent Crude Futures March 25	(565,951)	-1.16%
	Put Option on Wheat Futures (CBT) December 24	550,117	1.13%
	Call Option on Brent Crude Futures January 25	(528,100)	-1.08%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Call Option on LME Copper Futures November 24	$(526,641)	-1.08%
	Put Option on Wheat Futures (CBT) March 25	379,860	0.78%
	Put Option on Corn Futures March 25	(336,252)	-0.69%
	Call Option on WTI Crude Futures December 24	316,918	0.65%
	Put Option on LME Copper Futures November 24	(269,415)	-0.55%
	Put Option on LME Copper Futures January 25	(235,126)	-0.48%
	Put Option on LME Copper Futures December 24	(126,917)	-0.26%
	WTI Crude Futures February 25	(125,188)	-0.26%
	Put Option on Gold 100 Oz Futures December 24	(101,570)	-0.21%
	Call Option on Brent Crude Futures December 24	(100,554)	-0.21%
	Natural Gas Futures January 25	(81,549)	-0.17%

**BAESFSGR Index: A strategy that seeks to participate in modest up and down market moves by selling short dated, deep out-of-the-money calls and purchasing longer dated calls and delta replicated calls, while simultaneously selling short dated puts to buy delta-replicated longer dated puts.

	Top Underlying Components	Notional	Percentage of Notional
Future	S&P 500 E-mini Futures December 24	$(1,588,480,846)	-1709.30%
Currency	US Dollar Spot	1,393,905,405	1499.92%
Option	October 24 Calls on SPX	315,958,944	339.99%
	October 24 Puts on SPX	(28,451,614)	-30.62%

**BAFXCAVE Index: An FX multi-factor basket of 4 equally weighted FX strategies: Cross-Sectional Carry EM, Defensive Carry, PPP Value G10 and PPP Value EM.

	Top Underlying Components	Notional	Percentage of Notional
Currency	INR Non-Deliverable Forward Points 2 Month	$18,312,059	20.57%
	Swiss Franc 2 Month	(16,217,402)	-18.22%
	Japanese Yen 2 Month	15,829,423	17.78%
	Norwegian Krone 2 Month	(14,488,251)	-16.28%
	IDR Non-Deliverable Forward Points 2 Month	13,750,792	15.45%
	KRW Onshore Points 2 Month	(11,988,162)	-13.47%
	Singapore Dollar 2 Month	(11,308,995)	-12.71%
	PHP Onshore Points 2 Month	10,898,188	12.24%
	Taiwan Dollar 2 Month	(10,216,594)	-11.48%
	Australian Dollar 2 Month	(10,200,789)	-11.46%
	CNH Fwd Points 2 Month	(9,207,120)	-10.34%
	Euro 2 Month	8,208,476	9.22%
	Czech Koruna 2 Month	(6,618,644)	-7.44%
	Thai Baht 2 Month	5,298,490	5.95%
	COP Ndf Points 2 Month	4,780,216	5.37%
	Swedish Krona 2 Month	3,844,157	4.32%
	S. African Rand 2 Month	3,564,910	4.01%
	BRL Fwd Points 2 Month	3,271,101	3.68%
	British Pound 2 Month	3,082,591	3.46%
	Polish Zloty 2 Month	(2,377,807)	-2.67%
	Canadian Dollar 2 Month	2,303,950	2.59%
	CLP Ndf Points 2 Month	(2,205,115)	-2.48%
	Mexican Peso 2 Month	1,026,015	1.15%
	New Zealand Dollar 2 Month	794,183	0.89%
	Hungarian Forint 2 Month	(579,440)	-0.65%
	New Romanian Leu 2 Month	576,384	0.65%
	Israeli Shekel 2 Month	(555,325)	-0.62%
	PEN Fwd Points 2 Month	570	0.00%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

**BNPUMFRL Index: An alpha oriented strategy using a propriety model to take long positions based on value, quality, and momentum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Baycom Corp	$304,931	0.29%
	Oak Valley Bancorp	299,050	0.29%
	Financial Institutions Inc	295,286	0.28%
	Red River Bancshares Inc	295,149	0.28%
	Ocwen Financial Corp	293,697	0.28%
	Timberland Bancorp Inc	285,825	0.27%
	ModivCare Inc	281,340	0.27%
	Rigel Pharmaceuticals Inc	280,390	0.27%
	Primis Financial Corp	280,062	0.27%
	LINKBANCORP Inc	275,025	0.26%
	Enterprise Bancorp Inc	274,897	0.26%
	TTEC Holdings Inc	274,038	0.26%
	MVB Financial Corp	271,443	0.26%
	OceanFirst Financial Corp	270,541	0.26%
	Northrim Bancorp Inc	269,975	0.26%
	Central Pacific Financial Corp	268,598	0.26%
	Bank OZK	268,573	0.26%
	OFG Bancorp	266,631	0.25%
	HBT Financial Inc	266,602	0.25%
	Amalgamated Financial Corp	266,089	0.25%
	Mid Penn Bancorp Inc	265,742	0.25%
	Hims & Hers Health Inc	264,775	0.25%
	CareDx Inc	264,629	0.25%
	Associated Banc-Corp	264,261	0.25%
	Civista Bancshares Inc	264,138	0.25%
	Metropolitan Bank Holding Corp	264,138	0.25%
	Capital City Bank Group Inc	263,988	0.25%
	Midwestone Financial Group Inc	263,865	0.25%
	Zions Bancorp Na	263,691	0.25%
	Fulcrum Therapeutics Inc	263,317	0.25%
	Hancock Whitney Corp	263,212	0.25%
	Popular Inc	263,037	0.25%
	Chemung Financial Corp	262,716	0.25%
	Enterprise Financial Services Corp	262,042	0.25%
	Pathward Financial Inc	261,759	0.25%
	Pacific Premier Bancorp Inc	261,745	0.25%
	Shore Bancshares Inc	261,520	0.25%
	Independent Bank Corp	261,007	0.25%
	Heritage Financial Corp of Washington	260,902	0.25%
	Customers Bancorp Inc	260,825	0.25%
	First Financial Corp	260,807	0.25%
	TriCo Bancshares	260,594	0.25%
	TrustCo Bank Corp	259,972	0.25%
	Compass Therapeutics Inc	259,378	0.25%
	Westamerica BanCorp	259,311	0.25%
	Stellar Bancorp Inc	259,231	0.25%
	Banner Corp	259,050	0.25%
	Arcturus Therapeutics Holdings Inc	259,015	0.25%
	Entrada Therapeutics Inc	258,690	0.25%
	First Busey Corp	258,185	0.25%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

**BNPUMFRS Index: An alpha oriented strategy using a propriety model to take short positions based on value, quality, and momentum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Northeast Bank	$(326,891)	0.32%
	Homestreet Inc	(313,650)	0.30%
	Biomea Fusion Inc	(311,105)	0.30%
	Truist Financial Corp	(297,823)	0.29%
	First Western Financial Inc	(297,166)	0.29%
	Bankwell Financial Group Inc	(296,922)	0.29%
	Bancorp Inc	(296,465)	0.29%
	Orrstown Financial Services Inc	(296,220)	0.29%
	Eagle Bancorp Inc	(295,187)	0.29%
	Metrocity Bankshares Inc	(294,808)	0.29%
	New York Community Bancorp Inc	(294,536)	0.29%
	Western Alliance Bancorp	(294,294)	0.29%
	First Financial Northwest Inc	(293,489)	0.28%
	Synovus Financial Corp	(293,420)	0.28%
	PNC Financial Services Group Inc	(293,368)	0.28%
	Banco Latinoamericano de Comercio Exterior S.A.	(293,117)	0.28%
	JPMorgan Chase & Co	(292,944)	0.28%
	Ponce Financial Group Inc	(292,748)	0.28%
	Bank of New York Mellon Corp	(292,690)	0.28%
	Bank of America Corp	(292,349)	0.28%
	Merchants Bancorp	(291,995)	0.28%
	QCR Holdings Inc	(291,896)	0.28%
	Alerus Financial Corp	(291,847)	0.28%
	Glacier Bancorp Inc	(291,706)	0.28%
	RBB Bancorp	(291,596)	0.28%
	Amerant Bancorp Inc	(291,295)	0.28%
	Columbia Financial Inc	(290,684)	0.28%
	Preferred Bank/Los Angeles CA	(290,599)	0.28%
	Provident Financial Services Inc	(289,691)	0.28%
	Washington Trust Bancorp Inc	(289,348)	0.28%
	Capitol Federal Financial Inc	(289,291)	0.28%
	West BanCorp Inc	(289,186)	0.28%
	BancFirst Corp	(288,701)	0.28%
	TFS Financial Corp	(288,588)	0.28%
	Pinnacle Financial Partners Inc	(288,507)	0.28%
	Independent Bank Group Inc	(288,054)	0.28%
	Trustmark Corp	(287,780)	0.28%
	Kearny Financial Corp	(287,678)	0.28%
	Park National Corp	(287,201)	0.28%
	Northfield Bancorp Inc	(285,863)	0.28%
	Triumph Financial Inc	(285,458)	0.28%
	First Financial Bankshares Inc	(285,195)	0.28%
	Live Oak Bancshares Inc	(284,966)	0.28%
	Lakeland Financial Corp	(284,954)	0.28%
	ServisFirst Bancshares Inc	(284,142)	0.28%
	Frontier Group Holdings Inc	(281,498)	0.27%
	Waterstone Financial Inc	(281,494)	0.27%
	Blue Foundry Bancorp	(281,396)	0.27%
	CorMedix Inc	(280,932)	0.27%
	Burke & Herbert Financial Services Corp	(280,021)	0.27%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

**BPFXMRGU Index: This strategy aims to benefit from the tendency of FX rates of several G10 currency pairs to revert to their mean on the short-term by systematically taking long and short exposures in a basket of eight currency pairs.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$47,937,112	123.97%
	Norwegian Krone Spot	9,990,781	25.84%
	Swiss Franc Spot	(9,146,419)	-23.65%
	New Zealand Dollar Spot	(8,948,862)	-23.14%
	Canadian Dollar Spot	5,811,502	15.03%
	Swedish Krona Spot	(4,031,553)	-10.43%
	Australian Dollar Spot	(2,944,595)	-7.62%

**CIBQC01E Index: A cross-asset, mean reversion strategy that uses a aproprietary RSI signal to identify oversold and overbought assets, incroporating statistical screening to reduce false-positives in long/short selection and portfolio optimization to deliver a stable volatility profile.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$59,882,633	89.85%
Future	Euro-Bund Futures December 24	6,756,280	10.14%
	Canadian Dollar Currency Futures December 24	(6,698,207)	-10.05%
	3 Month Euro EURIBOR December 24	6,691,949	10.04%
	Three-Month Saron Index Futures December 24	6,681,842	10.03%
	ICE 3 Month SONIA Futures December 24	6,670,354	10.01%
	British Pound Currency Futures December 24	(5,810,789)	-8.72%
	IBEX Mini Index Futures October 24	(2,110,340)	-3.17%
	Lean Hogs Futures December 24	(1,850,213)	-2.78%
	CAC 40 10 Euro Futures October 24	(1,837,708)	-2.76%
	Euro STOXX 50 December 24	(1,726,833)	-2.59%

**DBGNLASU Index: A dynamic multi-factor, multi-style portfolio that is updated monthly to optimize the best 1 month forward return by using machine learning to select from over 100 factors in a beta, sector, and region neutral format.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$37,283,654	78.12%
Index	Deutsche Bank Fed Funds Effective Rate Total Return Index	(6,262,391)	-13.12%
	JPY Overnight Rate (Mid) Index	(6,245,037)	-13.08%
	Deutsche Bank SEK Overnight Cash Index	474,454	0.99%
	Deutsche Bank SONIA Total Return Index	444,510	0.93%
	Deutsche Bank Australia Overnight Money Market TR Index	367,364	0.77%
	Deutsche Bank Swiss Overnight Money Market Index	(358,031)	-0.75%
	Deutsche Bank Canadian Dollar ON Index	(351,890)	-0.74%
Equity	MicroStrategy Inc	(560,196)	-1.17%
	Ono Pharmaceutical Co Ltd	379,204	0.79%
	Cigna Group/The	369,550	0.77%
	Coinbase Global Inc	(352,173)	-0.74%
	Ivanhoe Mines Ltd	(350,305)	-0.73%
	Lockheed Martin Corp	344,378	0.72%
	Kirin Holdings Co Ltd	343,885	0.72%
	Colgate-Palmolive Co	338,844	0.71%
	NRG Energy Inc	337,034	0.71%
	Merck & Co Inc	332,910	0.70%
	Johnson & Johnson	325,175	0.68%
	QUALCOMM Inc	323,910	0.68%
	MEIJI Holdings Co Ltd	322,234	0.68%
	Mineral Resources Ltd	(321,297)	-0.67%
	Carnival Corp	(317,819)	-0.67%
	Boeing Co/The	(317,694)	-0.67%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Davide Campari-Milano NV	$(317,493)	-0.67%
	3M Co	315,479	0.66%
	Royal Caribbean Cruises Ltd	(310,071)	-0.65%
	Block Inc	(309,948)	-0.65%
	DraftKings Inc	(307,202)	-0.64%
	Apple Inc	305,469	0.64%
	EQT Corp	(303,666)	-0.64%
	Cardinal Health Inc	303,471	0.64%
	CVS Health Corp	303,413	0.64%
	Tokyo Gas Co Ltd	303,201	0.64%
	Cameco Corp	(303,164)	-0.64%
	Nintendo Co Ltd	302,499	0.63%
	Meta Platforms Inc	302,323	0.63%
	Archer-Daniels-Midland Co	300,412	0.63%
	Garmin Ltd	299,397	0.63%
	Kao Corp	299,147	0.63%
	EQT AB	(295,878)	-0.62%
	Humana Inc	294,709	0.62%
	Osaka Gas Co Ltd	292,090	0.61%
	AbbVie Inc	290,107	0.61%
	Idemitsu Kosan Co Ltd	290,101	0.61%
	Kimberly-Clark Corp	288,816	0.61%
	Amgen Inc	288,311	0.60%
	Tyson Foods Inc	288,183	0.60%
	International Flavors & Fragrances Inc	288,072	0.60%

**DBTIDUS5 Index: Seeks to capture intraday momentum in US equity markets by reacting rapidly to market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Deutsche Bank US Equity Dynamic Intraday Trend Index	$92,557,473	100.00%

**GSCBEJFB Index: A long basket of small to medium sized banks that are attractive M&A targets in order to take advantage of the impending consolidation cycle as well as select positions in specialty finance and fintech companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	First Horizon Corp	$7,689,051	6.37%
	Sandy Spring Bancorp Inc	6,575,434	5.44%
	NB Bancorp Inc	6,424,891	5.32%
	Pinnacle Financial Partners Inc	6,096,514	5.05%
	First Bancshares Inc/The	5,970,205	4.94%
	Wintrust Financial Corp	5,567,713	4.61%
	First Citizens BancShares Inc	5,533,539	4.58%
	First Bancorp/Southern Pines NC	5,480,690	4.54%
	Ameris Bancorp	5,198,853	4.30%
	Pacific Premier Bancorp Inc	5,054,498	4.18%
	Heritage Commerce Corp	4,871,661	4.03%
	Veritex Holdings Inc	4,805,592	3.98%
	National Bank Holdings Corp	4,566,447	3.78%
	Independent Bank Group Inc	4,383,096	3.63%
	Rithm Capital Corp	4,156,709	3.44%
	Stellar Bancorp Inc	4,135,489	3.42%
	Premier Financial Corp	4,104,759	3.40%
	Comerica Inc	3,930,720	3.25%
	Old Second Bancorp Inc	3,401,596	2.82%
	Axos Financial Inc	3,335,490	2.76%
	Merchants Bancorp	3,111,646	2.58%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Flushing Financial Corp	$3,090,295	2.56%
	TriCo Bancshares	2,985,697	2.47%
	First Interstate BancSystem Inc	2,893,328	2.40%
	ConnectOne Bancorp Inc	2,769,285	2.29%
	Carter Bankshares Inc	1,381,128	1.14%
	HomeTrust Bancshares Inc	1,315,455	1.09%
	Third Coast Bancshares Inc	1,033,296	0.86%
	Bridgewater Bancshares Inc	918,081	0.76%

**GSCBFSGR Index: A short basket of stocks focused on growth companies selected from the S&P 1500.

	Top Underlying Components	Notional	Percentage of Notional
Equity	MP Materials Corp	$(574,925)	1.17%
	Las Vegas Sands Corp	(567,636)	1.16%
	Wynn Resorts Ltd	(559,799)	1.14%
	Scotts Miracle-Gro Co	(548,157)	1.12%
	Duolingo Inc	(518,345)	1.06%
	Iridium Communications Inc	(510,592)	1.04%
	Comfort Systems USA Inc	(503,609)	1.03%
	Albemarle Corp	(503,057)	1.03%
	BlackLine Inc	(494,371)	1.01%
	Live Nation Entertainment Inc	(489,891)	1.00%
	Arista Networks Inc	(488,075)	1.00%
	MSCI Inc	(486,170)	0.99%
	Crowdstrike Holdings Inc	(482,896)	0.99%
	Federal Signal Corp	(480,448)	0.98%
	Axon Enterprise Inc	(479,828)	0.98%
	Installed Building Products Inc	(479,438)	0.98%
	Performance Food Group Co	(477,563)	0.98%
	Chefs' Warehouse Inc	(477,209)	0.97%
	Palo Alto Networks Inc	(476,744)	0.97%
	Snap-on Inc	(474,791)	0.97%
	AZZ Inc	(474,365)	0.97%
	Badger Meter Inc	(474,254)	0.97%
	Kinsale Capital Group Inc	(472,373)	0.96%
	Apple Hospitality REIT Inc	(472,345)	0.96%
	Paylocity Holding Corp	(471,966)	0.96%
	Chart Industries Inc	(469,554)	0.96%
	Bancorp Inc	(468,716)	0.96%
	Goosehead Insurance Inc	(468,656)	0.96%
	Atmos Energy Corp	(467,303)	0.95%
	Lantheus Holdings Inc	(466,812)	0.95%
	Essential Properties Realty Trust Inc	(466,774)	0.95%
	AMETEK Inc	(466,122)	0.95%
	DiamondRock Hospitality Co	(465,813)	0.95%
	Chipotle Mexican Grill Inc	(465,508)	0.95%
	Brown & Brown Inc	(464,833)	0.95%
	Republic Services Inc	(463,818)	0.95%
	Wingstop Inc	(463,779)	0.95%
	OFG Bancorp	(463,149)	0.95%
	Welltower Inc	(461,264)	0.94%
	CareTrust REIT Inc	(458,761)	0.94%
	Krystal Biotech Inc	(458,142)	0.94%
	Kirby Corp	(457,587)	0.93%
	eXp World Holdings Inc	(457,345)	0.93%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Kite Realty Group Trust	$(456,507)	0.93%
	DigitalOcean Holdings Inc	(455,552)	0.93%
	Arch Capital Group Ltd	(455,251)	0.93%
	Rexford Industrial Realty Inc	(453,536)	0.93%
	Permian Resources Corp	(451,647)	0.92%
	Vertex Pharmaceuticals Inc	(451,201)	0.92%
	Sabra Health Care REIT Inc	(450,495)	0.92%

**GSCBFSVA Index: A long basket of stocks focused on value companies selected from the S&P 1500.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Alpha Metallurgical Resources	$691,431	1.43%
	Jabil Inc	651,640	1.35%
	United Airlines Holdings Inc	631,911	1.31%
	CVS Health Corp	630,903	1.31%
	Whirlpool Corp	621,768	1.29%
	Kroger Co	614,739	1.27%
	Masterbrand Inc	611,221	1.27%
	TD SYNNEX Corp	608,788	1.26%
	Mosaic Co	606,888	1.26%
	Sonic Automotive Inc	606,307	1.26%
	Douglas Emmett Inc	605,804	1.26%
	Ufp Industries Inc	598,707	1.24%
	Ryder System Inc	597,614	1.24%
	Air Lease Corp	597,034	1.24%
	Vontier Corp	595,859	1.24%
	Greif Inc	594,459	1.23%
	Schneider National Inc	593,993	1.23%
	O-I Glass Inc	592,369	1.23%
	American Woodmark Corp	592,157	1.23%
	NOW Inc	591,992	1.23%
	Bank OZK	591,720	1.23%
	Black Hills Corp	588,816	1.22%
	World Kinect Corp	588,510	1.22%
	Scansource Inc	587,918	1.22%
	Avista Corp	587,258	1.22%
	PennyMac Mortgage Investment Trust	586,905	1.22%
	ManpowerGroup Inc	586,656	1.22%
	Telephone and Data Systems Inc	586,496	1.22%
	Innovative Industrial Properties Inc	585,631	1.21%
	Reinsurance Group of America Inc	584,760	1.21%
	Collegium Pharmaceutical Inc	584,373	1.21%
	Walgreens Boots Alliance Inc	583,240	1.21%
	StoneX Group Inc	581,407	1.21%
	Bunge Global S.A.	580,016	1.20%
	Hope Bancorp Inc	579,121	1.20%
	Centene Corp	578,506	1.20%
	Xerox Holdings Corp	576,500	1.20%
	Hilltop Holdings Inc	576,289	1.20%
	ArcBest Corp	574,763	1.19%
	Kyndryl Holdings Inc	574,357	1.19%
	Viatris Inc	572,206	1.19%
	Lumen Technologies Inc	570,364	1.18%
	EchoStar Corp	566,194	1.17%
	Terex Corp	555,500	1.15%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	PBF Energy Inc	$546,427	1.13%
	Liberty Energy Inc	545,622	1.13%
	Par Pacific Holdings Inc	532,902	1.11%
	Vital Energy Inc	532,817	1.10%
	DXC Technology Co	526,700	1.09%
	Fortrea Holdings Inc	510,437	1.06%
	Synchrony Financial	504,409	1.05%

**GSUC22VL Index: A long basket of low duration (2Y) investment grade bonds.

	Top Underlying Components	Notional	Percentage of Notional
Fixed Income	Capital One Financial Corp	$2,087,854	1.73%
	Tapestry Inc	2,043,759	1.69%
	Ares Capital Corp	2,037,802	1.69%
	Charter Communications Operating LLC / Charter Communications Operating Capital	2,028,635	1.68%
	Las Vegas Sands Corp	2,022,609	1.68%
	Transcontinental Gas Pipe Line Co LLC	2,021,143	1.68%
	American Express Co	2,017,889	1.67%
	Truist Financial Corp	2,015,154	1.67%
	HF Sinclair Corp	2,012,272	1.67%
	Concentrix Corp	2,008,814	1.67%
	Lloyds Banking Group PLC	1,996,312	1.66%
	GE HealthCare Technologies Inc	1,991,808	1.65%
	GLP Capital LP / GLP Financing II Inc	1,984,898	1.65%
	Algonquin Power & Utilities Corp	1,982,435	1.64%
	WRKCo Inc	1,979,502	1.64%
	Global Payments Inc	1,978,182	1.64%
	Hewlett Packard Enterprise Co	1,975,323	1.64%
	Regal Rexnord Corp	1,975,182	1.64%
	Ford Motor Credit Co LLC	1,972,569	1.64%
	Suzano International Finance BV	1,972,559	1.64%
	UBS Group AG	1,971,970	1.64%
	Plains All American Pipeline LP / PAA Finance Corp	1,968,134	1.63%
	Dell International LLC / EMC Corp	1,967,485	1.63%
	HSBC Holdings PLC	1,966,801	1.63%
	Conagra Brands Inc	1,966,427	1.63%
	Ally Financial Inc	1,962,447	1.63%
	DuPont de Nemours Inc	1,962,106	1.63%
	Omega Healthcare Investors Inc	1,961,044	1.63%
	HCA Inc	1,958,625	1.62%
	NextEra Energy Capital Holdings Inc	1,958,375	1.62%
	Energy Transfer LP	1,953,725	1.62%
	Dominion Energy Inc	1,953,344	1.62%
	PNC Financial Services Group Inc/The	1,952,113	1.62%
	Sysco Corp	1,951,297	1.62%
	Manufacturers & Traders Trust Co	1,941,743	1.61%
	Air Lease Corp	1,929,840	1.60%
	Rogers Communications Inc	1,929,007	1.60%
	Microchip Technology Inc	1,926,960	1.60%
	Southern California Edison Co	1,926,450	1.60%
	Crown Castle Inc	1,926,447	1.60%
	Tyson Foods Inc	1,925,906	1.60%
	Pacific Gas and Electric Co	1,925,020	1.60%
	Broadcom Inc	1,924,931	1.60%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Discover Financial Services	$1,921,659	1.59%
	Emera US Finance LP	1,913,389	1.59%
	Santander Holdings USA Inc	1,906,642	1.58%
	Brighthouse Financial Inc	1,900,903	1.58%
	Warnermedia Holdings Inc	1,896,697	1.57%
	Blue Owl Capital Corp	1,882,026	1.56%
	T-Mobile USA Inc	1,879,809	1.56%
	Blackstone Private Credit Fund	1,873,151	1.55%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1,871,377	1.55%
	CDW LLC / CDW Finance Corp	1,871,209	1.55%
	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	1,853,563	1.54%
	Barclays PLC	1,853,340	1.54%
	Boeing Co/The	1,848,607	1.53%
	Nomura Holdings Inc	1,845,723	1.53%
	KeyCorp	1,844,537	1.53%
	VF Corp	1,843,275	1.53%
	Viatris Inc	1,830,277	1.52%
	Oaktree Specialty Lending Corp	1,826,705	1.51%

**GSUC22VS Index: A short basket of 5y duration high yield bonds.

	Top Underlying Components	Notional	Percentage of Notional
Fixed Income	Bombardier Inc	$(1,288,513)	1.30%
	BellRing Brands Inc	(1,282,291)	1.29%
	Chobani LLC / Chobani Finance Corp Inc	(1,270,323)	1.28%
	USA Compression Partners LP / USA Compression Finance Corp	(1,265,070)	1.27%
	Six Flags Entertainment Corp	(1,261,399)	1.27%
	Light & Wonder International Inc	(1,257,165)	1.27%
	USI Inc	(1,253,480)	1.26%
	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	(1,251,343)	1.26%
	Blue Racer Midstream LLC / Blue Racer Finance Corp	(1,251,079)	1.26%
	KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc	(1,246,647)	1.26%
	Gates Corp/DE	(1,243,208)	1.25%
	HUB International Ltd	(1,241,586)	1.25%
	Kodiak Gas Services LLC	(1,235,644)	1.24%
	Transocean Inc	(1,233,047)	1.24%
	Hudbay Minerals Inc	(1,232,722)	1.24%
	Owens-Brockway Glass Container Inc	(1,228,966)	1.24%
	Acrisure LLC / Acrisure Finance Inc	(1,228,463)	1.24%
	MGM China Holdings Ltd	(1,228,169)	1.24%
	Clydesdale Acquisition Holdings Inc	(1,221,240)	1.23%
	Carnival Corp	(1,220,437)	1.23%
	AssuredPartners Inc	(1,217,882)	1.23%
	Triton Water Holdings Inc	(1,212,429)	1.22%
	Viking Cruises Ltd	(1,210,696)	1.22%
	Churchill Downs Inc	(1,210,225)	1.22%
	NCR Voyix Corp	(1,196,567)	1.21%
	Medline Borrower LP	(1,195,129)	1.20%
	APX Group Inc	(1,189,684)	1.20%
	Compass Group Diversified Holdings LLC	(1,182,164)	1.19%
	PROG Holdings Inc	(1,181,078)	1.19%
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	(1,178,889)	1.19%
	Scientific Games Holdings LP/Scientific Games US FinCo Inc	(1,178,378)	1.19%
	LSF11 A5 HoldCo LLC	(1,174,915)	1.18%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
TGNR Intermediate Holdings LLC	$(1,173,231)	1.18%
Mavis Tire Express Services Topco Corp	(1,171,209)	1.18%
GFL Environmental Inc	(1,168,135)	1.18%
Coherent Corp	(1,166,866)	1.18%
HealthEquity Inc	(1,166,253)	1.17%
SCIH Salt Holdings Inc	(1,163,420)	1.17%
Navient Corp	(1,162,911)	1.17%
Boyne USA Inc	(1,161,354)	1.17%
BroadStreet Partners Inc	(1,160,693)	1.17%
Aretec Group Inc	(1,159,613)	1.17%
Encompass Health Corp	(1,159,049)	1.17%
SeaWorld Parks & Entertainment Inc	(1,157,533)	1.17%
LCM Investments Holdings II LLC	(1,156,657)	1.17%
Clarivate Science Holdings Corp	(1,154,637)	1.16%
Post Holdings Inc	(1,154,597)	1.16%
Madison IAQ LLC	(1,152,785)	1.16%
Roller Bearing Co of America Inc	(1,150,221)	1.16%
Primo Water Holdings Inc	(1,150,218)	1.16%
Boyd Gaming Corp	(1,150,110)	1.16%
MajorDrive Holdings IV LLC	(1,148,327)	1.16%
AthenaHealth Group Inc	(1,146,887)	1.16%
Option Care Health Inc	(1,145,983)	1.15%
Calpine Corp	(1,145,911)	1.15%
AmWINS Group Inc	(1,145,205)	1.15%
Caesars Entertainment Inc	(1,145,059)	1.15%
Nationstar Mortgage Holdings Inc	(1,145,007)	1.15%
Energizer Holdings Inc	(1,144,278)	1.15%
Outfront Media Capital LLC / Outfront Media Capital Corp	(1,143,303)	1.15%
MIWD Holdco II LLC / MIWD Finance Corp	(1,139,448)	1.15%
Stagwell Global LLC	(1,138,893)	1.15%
Organon & Co / Organon Foreign Debt Co-Issuer BV	(1,137,165)	1.15%
CHS/Community Health Systems Inc	(1,136,716)	1.14%
Performance Food Group Inc	(1,126,430)	1.13%
American Axle & Manufacturing Inc	(1,123,321)	1.13%
Comstock Resources Inc	(1,123,173)	1.13%
Reworld Holding Corp	(1,121,605)	1.13%
Brookfield Residential Properties Inc / Brookfield Residential US LLC	(1,116,906)	1.13%
Thor Industries Inc	(1,116,767)	1.12%
Suburban Propane Partners LP/Suburban Energy Finance Corp	(1,113,647)	1.12%
H&E Equipment Services Inc	(1,113,189)	1.12%
Tronox Inc	(1,109,467)	1.12%
WR Grace Holdings LLC	(1,109,148)	1.12%
Prestige Brands Inc	(1,104,527)	1.11%
ZoomInfo Technologies LLC/ZoomInfo Finance Corp	(1,101,472)	1.11%
Goodyear Tire & Rubber Co/The	(1,100,613)	1.11%
AdaptHealth LLC	(1,093,830)	1.10%
Gap Inc/The	(1,093,112)	1.10%
Playtika Holding Corp	(1,085,095)	1.09%
ANGI Group LLC	(1,082,422)	1.09%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc	(1,082,020)	1.09%
DaVita Inc	(1,065,137)	1.07%
Valvoline Inc	(1,063,303)	1.07%
Chemours Co/The	(1,061,930)	1.07%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

**GSVISK1D Index: A strategy that seeks a systematic short exposure to the skew of the SPX Index by selling "expensive" OTM put options while purchasing "cheaper" OTM call options

	Top Underlying Components	Notional	Percentage of Notional
Option	October 24 Calls on SPX	$59,774,971	106.84%
	November 24 Calls on SPX	56,913,712	101.72%
	SPX EQ Forward December 24	(54,707,758)	-97.78%
	SPX EQ Forward November 24	(51,939,246)	-92.83%
	December 24 Calls on SPX	28,240,633	50.47%
	SPX EQ Forward September 24	(25,161,677)	-44.97%
	January 25 Calls on SPX	5,680,956	10.15%
	SPX EQ Forward October 24	(4,460,229)	-7.97%
	February 25 Calls on SPX	2,926,461	5.23%
	SPX EQ Forward February 25	(2,316,110)	-4.14%
Currency	US Dollar Spot	53,665,012	95.92%

**GSXAF11F Index: A basket of Trend, Tail Reversion, and Carry strategies across Commodity, Credit, Equity, FX, and Rates exposures

	Top Underlying Components	Notional	Percentage of Notional
CDX	MARKIT CDX.NA.IG.43 12/29	$(34,570,817)	-36.33%
	MARKIT ITRX EUROPE 12/29	(19,358,528)	-20.34%
	MARKIT ITRX EUR XOVER 12/29	(5,117,035)	-5.38%
	MARKIT CDX.NA.HY.42 06/29	(3,583,843)	-3.77%
	MARKIT CDX.NA.HY.43 12/29	(2,389,229)	-2.51%
FX Contract	USD/INR October 2024	19,256,782	20.24%
	USD/IDR October 2024	12,099,966	12.71%
	USD/HUF October 2024	10,822,773	11.37%
	USD/PLN October 2024	9,225,072	9.69%
	USD/ILS October 2024	(8,749,485)	-9.19%
	USD/CAD October 2024	8,173,347	8.59%
	USD/JPY October 2024	(5,976,141)	-6.28%
	USD/ZAR October 2024	5,949,510	6.25%
	USD/GBP October 2024	5,668,675	5.96%
	USD/AUD October 2024	5,528,362	5.81%
	USD/NOK October 2024	(5,081,557)	-5.34%
	USD/MXN October 2024	4,982,105	5.24%
	USD/KRW October 2024	(4,024,244)	-4.23%
	USD/NZD October 2024	3,254,499	3.42%
	USD/CLP October 2024	2,843,741	2.99%
	USD/SEK October 2024	(2,764,953)	-2.91%
	USD/CNH October 2024	(2,669,719)	-2.81%
	USD/CZK October 2024	(1,958,677)	-2.06%
	USD/BRL October 2024	(1,861,019)	-1.96%
	USD/EUR October 2024	1,029,048	1.08%
	USD/TWD October 2024	(954,898)	-1.00%
Future	US 2Yr Note (CBT) December 24	18,333,244	19.26%
	Euro-Schatz Futures December 24	17,579,224	18.47%
	Jpn 10Y Bond(OSE) December 24	(14,167,245)	-14.89%
	Euro-BTP Futures December 24	11,570,222	12.16%
	3 Month Euro EURIBOR March 26	9,498,622	9.98%
	3 Month Euro EURIBOR December 25	9,497,998	9.98%
	3 Month Euro EURIBOR September 25	9,493,468	9.98%
	3 Month Euro EURIBOR June 25	9,481,737	9.96%
	3 Month Euro EURIBOR March 25	9,451,938	9.93%
	US 5Yr Note (CBT) December 24	9,360,710	9.84%
	Euro-OAT Futures December 24	9,074,968	9.54%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Euro-Bund Futures December 24	$(9,020,173)	-9.48%
	US Long Bond (CBT) December 24	8,479,914	8.91%
	3 Month SOFR Futures March 26	8,042,929	8.45%
	3 Month SOFR Futures December 25	8,038,458	8.45%
	3 Month SOFR Futures September 25	8,030,196	8.44%
	3 Month SOFR Futures June 25	8,015,701	8.42%
	3 Month SOFR Futures March 25	7,987,405	8.39%
	AUST 10Y Bond Futures December 24	7,969,234	8.37%
	US 10Yr Note (CBT) December 24	7,349,547	7.72%
	ICE 3 Month SONIA Futures March 26	6,647,502	6.99%
	ICE 3 Month SONIA Futures December 25	6,643,737	6.98%
	ICE 3 Month SONIA Futures September 25	6,635,753	6.97%
	ICE 3 Month SONIA Futures June 25	6,625,088	6.96%
	ICE 3 Month SONIA Futures March 25	6,607,536	6.94%
	Long Gilt Futures December 24	6,427,811	6.75%
	Gold 100 oz Futures December 24	4,784,997	5.03%
	SPI 200 Futures October 24	4,583,511	4.82%
	Corn Futures December 24	(4,010,846)	-4.21%
	S&P 500 E-mini Futures December 24	3,830,517	4.03%
	Tokyo Price Index Futures December 24	3,804,478	4.00%
	Swiss Market Index Futures December 24	3,486,719	3.66%
	Soybean Futures January 25	(3,379,113)	-3.55%
	FTSE/MIB Index Futures December 24	3,071,250	3.23%
	Wheat Futures (CBT) December 24	(2,935,293)	-3.08%
	Cotton No.2 Futures December 24	(2,838,843)	-2.98%
	NY Harb ULSD Futures December 24	(2,693,429)	-2.83%
	DAX Index Futures December 24	2,524,631	2.65%
	Canadian 10YR Bond Futures December 24	2,222,587	2.34%
	LME Nickel Futures December 24	(2,134,865)	-2.24%
	FTSE/JSE Top 40 December 24	(2,021,425)	-2.12%
	Cocoa Futures December 24	2,012,288	2.11%
	Soybean Meal Futures December 24	1,991,582	2.09%
	Coffee 'C' Futures December 24	1,865,428	1.96%
	Silver Futures December 24	1,718,318	1.81%
	Natural Gas Futures December 24	(1,714,286)	-1.80%
	NASDAQ 100 E-Mini December 24	1,709,953	1.80%
	LME PRI Alum Futures December 24	1,594,548	1.68%
	OMXS30 Index Futures October 24	1,578,522	1.66%
	S&P/TSX 60 Index Futures December 24	1,447,125	1.52%
	Soybean Futures November 24	(1,387,312)	-1.46%
	LME NickelFutures November 24	(1,381,084)	-1.45%
	Kospi2 Index Futures December 24	1,154,025	1.21%
	E-Mini Russel 2000 December 24	(1,130,386)	-1.19%
	LME Copper Futures December 24	(1,108,598)	-1.16%
	Amsterdam Index Futures October 24	1,009,750	1.06%
	WTI Crude Futures December 24	990,488	1.04%
	Soybean Oil Futures December 24	989,378	1.04%
	Natural Gas Futures November 24	(973,549)	-1.02%
	Brent Crude Futures January 25	962,369	1.01%
Currency	Japanese Yen Spot	3,804,478	4.00%
	Swiss Franc Spot	3,486,719	3.66%
	US Dollar Spot	3,475,423	3.65%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

**RCXTMGT3 Index: A strategy designed to capture the premium paid by banks to hedge their structured product risk.

	Top Underlying Components	Notional	Percentage of Notional
Future	US 10Yr Note (CBT) March 24	$9,738,966	23.40%
	S&P 500 E-mini Futures March 24	7,707,934	18.52%
	Jpn 10Y Bond(OSE) March 24	3,587,602	8.62%
	Euro STOXX 50 March 24	437,005	1.05%

**JMABNPMF Index: Alpha oriented strategy seeking to provide access to carry, value, and mean reversion risk factors by expressing long and short views in related commodity pairs

	Top Underlying Components	Notional	Percentage of Notional
Future	Gold 100 oz Futures December 24	$(12,258,943)	-22.85%
	WTI Crude Futures November 24	(12,170,681)	-22.69%
	Copper Futures December 24	(8,457,386)	-15.77%
	LME PRI Alum Futures November 24	8,358,330	15.58%
	Silver Futures December 24	6,087,896	11.35%
	Gasoline RBOB Futures November 24	5,711,604	10.65%
	Brent Crude Futures December 24	4,127,688	7.70%
	NY Harb ULSD Futures November 24	3,123,201	5.82%
	Soybean Futures November 24	2,508,967	4.68%
	Wheat Futures (CBT) December 24	(2,123,467)	-3.96%
	Soybean Meal Futures December 24	(1,674,743)	-3.12%
	Live Cattle Futures December 24	1,655,180	3.09%
	LME Lead Futures November 24	1,631,085	3.04%
	KC HRW Wheat Futures December 24	1,593,433	2.97%
	Cattle Feeder Futures November 24	(1,421,455)	-2.65%
	LME Zinc Futures November 24	(1,356,918)	-2.53%
	White Sugar(ICE) December 24	859,377	1.60%
	Coffee Robusta 10 Ton November 24	(832,522)	-1.55%
	Coffee 'C' Futures December 24	812,317	1.51%
	Red Wheat Futures MGE December 24	802,356	1.50%
	Sugar #11 (World) March 25	(742,681)	-1.38%
	LME Copper Futures November 24	395,720	0.74%
	Corn Futures December 24	(270,259)	-0.50%
	Soybean Oil Futures December 24	116,641	0.22%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie QIS Index 311	$109,165,532	100.00%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Australian Dollar Spot	$(13,004,294)	-17.35%
	New Zealand Dollar Spot	(12,644,590)	-16.87%
	British Pound Spot	(6,625,968)	-8.84%
	Japanese Yen Spot	6,201,526	8.27%
	Canadian Dollar Spot	5,885,594	7.85%
	Euro Spot	4,581,140	6.11%
	Swiss Franc Spot	4,556,015	6.08%
	Norwegian Krone Spot	2,917,918	3.89%
	Swedish Krona Spot	388,102	0.52%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

**SGEPVLHE Index: A strategy that uses five sector-relative valuation metrics to create a long basket of the cheapest companies in European universe while taking a short position in the MSCI Equal Weight European Index.

	Top Underlying Components	Notional	Percentage of Notional
Fund	Invesco S&P Europe 350 Equal Weight Index ETF	$(113,657,229)	-121.13%
Equity	Drax Group PLC	1,267,892	1.35%
	Kingfisher PLC	1,232,828	1.31%
	International Consolidated Airlines Group SA	1,219,318	1.30%
	Fresenius SE & Co KGaA	1,147,734	1.22%
	Getinge AB	1,139,724	1.21%
	Balfour Beatty PLC	1,123,678	1.20%
	Banca Monte dei Paschi di Siena SpA	1,104,727	1.18%
	Italgas SpA	1,103,013	1.18%
	BAWAG Group AG	1,100,112	1.17%
	Commerzbank AG	1,089,029	1.16%
	Engie S.A.	1,087,642	1.16%
	Carrefour S.A.	1,084,248	1.16%
	easyJet PLC	1,082,229	1.15%
	Deutsche Lufthansa AG	1,077,251	1.15%
	Unipol Gruppo SpA	1,074,840	1.15%
	NatWest Group PLC	1,069,821	1.14%
	Koninklijke Ahold Delhaize NV	1,066,236	1.14%
	Standard Chartered PLC	1,065,687	1.14%
	UniCredit SpA	1,063,405	1.13%
	Embracer Group AB	1,062,711	1.13%
	DKSH Holding AG	1,058,667	1.13%
	Cie de Saint-Gobain SA	1,051,960	1.12%
	Ageas S.A.	1,049,590	1.12%
	ISS A/S	1,048,737	1.12%
	BT Group PLC	1,047,678	1.12%
	A2A SpA	1,042,653	1.11%
	Erste Group Bank AG	1,040,683	1.11%
	Elekta AB	1,038,855	1.11%
	Barclays PLC	1,037,510	1.11%
	Nokia Oyj	1,036,827	1.11%
	Imperial Brands PLC	1,033,491	1.10%
	Raiffeisen Bank International AG	1,029,338	1.10%
	ANDRITZ AG	1,028,543	1.10%
	Orange	1,027,860	1.10%
	Continental AG	1,027,417	1.10%
	3i Group PLC	1,026,824	1.09%
	JET2 PLC	1,026,587	1.09%
	Vodafone Group PLC	1,024,668	1.09%
	Banco de Sabadell S.A.	1,024,170	1.09%
	ABN AMRO Bank NV	1,020,770	1.09%
	Valeo SE	1,017,784	1.08%
	CaixaBank SA	1,014,438	1.08%
	Randstad NV	1,010,557	1.08%
	Svitzer Group A/S	1,008,852	1.08%
	Credit Agricole SA	1,007,094	1.07%
	Koninklijke Vopak NV	1,005,243	1.07%
	Rexel SA	1,004,852	1.07%
	Solvay S.A.	1,001,083	1.07%
	BPER Banca SPA	999,965	1.07%
	Fresenius Medical Care AG	998,342	1.06%
	Vinci SA	997,247	1.06%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Brenntag SE	$994,507	1.06%
	Banco Santander SA	993,103	1.06%
	Deutsche Post AG	990,230	1.06%
	NN Group NV	987,380	1.05%
	TietoEVRY Oyj	985,477	1.05%
	Arkema SA	984,929	1.05%
	Groupe Bruxelles Lambert NV	981,103	1.05%
	Industrivarden AB	979,052	1.04%
	Investec PLC	976,737	1.04%
	AIB Group PLC	974,400	1.04%
	Hikma Pharmaceuticals PLC	974,259	1.04%
	Sopra Steria Group	972,500	1.04%
	Banco Bilbao Vizcaya Argentaria S.A.	970,404	1.03%
	TUI AG	968,225	1.03%
	BNP Paribas SA	966,539	1.03%
	Technip Energies NV	965,175	1.03%
	Banca Popolare di Sondrio SPA	962,107	1.03%
	Bank of Ireland Group PLC	959,892	1.02%
	RWE AG	956,177	1.02%
	GSK PLC	953,426	1.02%
	Societe Generale SA	953,157	1.02%
	Serco Group PLC	950,810	1.01%
	Eiffage SA	944,411	1.01%
	HSBC Holdings PLC	943,388	1.01%
	Heidelberg Materials AG	942,349	1.00%
	Banco BPM SpA	941,658	1.00%

**SGIPULSU Index: Systematic strategy that only buys volatility in deeper market corrections

	Top Underlying Components	Notional	Percentage of Notional
Option	December 24 Puts on SPX	$152,002	0.44%
	November 24 Puts on SPX	(58,884)	-0.17%
	October 24 Puts on SPX	(32,404)	-0.09%
	January 25 Puts on SPX	27,186	0.08%

**SGIXFVET Index: A strategy that seeks to replicate a rolling 1y1y Forward Volatility Agreement (FVA) using vanilla options to approximate the pure volatility exposure of an FVA.

	Top Underlying Components	Notional	Percentage of Notional
Option	October 2024 EURUSD Straddle	$567,794	1.23%
	October 2025 EURUSD Straddle	(390,795)	-0.85%
	December 2025 EURUSD Straddle	(370,532)	-0.80%
	November 2024 EURUSD Straddle	370,258	0.80%
	December 2024 EURUSD Straddle	365,714	0.79%
	November 2025 EURUSD Straddle	(312,585)	-0.68%
	January 2025 EURUSD Straddle	267,847	0.58%
	January 2026 EURUSD Straddle	(257,775)	-0.56%
	February 2025 EURUSD Straddle	250,453	0.54%
	March 2025 EURUSD Straddle	215,415	0.47%
	April 2025 EURUSD Straddle	203,128	0.44%
	February 2026 EURUSD Straddle	(190,176)	-0.41%
	June 2025 EURUSD Straddle	168,687	0.37%
	March 2026 EURUSD Straddle	(126,728)	-0.27%
	May 2025 EURUSD Straddle	115,064	0.25%
	April 2026 EURUSD Straddle	(85,569)	-0.19%
	June 2026 EURUSD Straddle	(74,685)	-0.16%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	July 2025 EURUSD Straddle	$63,796	0.14%
	August 2025 EURUSD Straddle	58,100	0.13%
	August 2026 EURUSD Straddle	(56,633)	-0.12%
	May 2026 EURUSD Straddle	(50,887)	-0.11%
	September 2026 EURUSD Straddle	15,613	0.03%
	July 2026 EURUSD Straddle	5,341	0.01%
	September 2025 EURUSD Straddle	3,360	0.01%

**SGIXVR2U Index: Systematic strategy that takes advantage of the volatility curve to generate positive carry.

	Top Underlying Components	Notional	Percentage of Notional
Option	1y Forward 7y20y Straddle	$18,797,084	37.50%
	1y Forward 10y20y Straddle	13,013,366	25.96%
	1y Forward 2y20y Straddle	4,819,765	9.62%
	1y Forward 1y20y Straddle	3,855,812	7.69%
	1y Forward 15y10y Straddle	2,891,859	5.77%
	1y Forward 1y5y Straddle	2,409,883	4.81%
	1y Forward 3y20y Straddle	2,409,883	4.81%
	1y Forward 5y20y Straddle	1,445,930	2.88%
	1y Forward 2y10y Straddle	481,977	0.96%

**UBCSBSB2 Index: Equal weighted basket comprised of 4 interest rate swap steepener indices that are long the 10y and short the 30y across USD, EUR, GBP and CAD.

	Top Underlying Components	Notional	Percentage of Notional
Index	UBS Rolling Receiver Interest Rate Swap Index - EUR 10Y	$271,662,037	114.56%
	UBS Rolling Receiver Interest Rate Swap Index - EUR 30Y	(109,135,712)	-46.02%

Amounts designated as “—“ are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2024 (Unaudited)

At September 30, 2024, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS
Mortgage-Backed Securities	66.4%
Short-Term Investments	13.7%
Asset-Backed Securities	5.8%
Financials	4.1%
Consumer Discretionary	2.3%
Industrials	1.8%
Health Care	1.2%
Utilities	1.0%
Information Technology	1.0%
Communication Services	1.0%
Consumer Staples	0.6%
Real Estate	0.4%
Energy	0.4%
Materials	0.3%
100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0500

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $77,945 (000))
COMMON STOCK — 81.5%
	Shares	Fair Value (000)
BRAZIL — 1.9%
MercadoLibre*	743	$1,525

CANADA — 7.2%
Agnico Eagle Mines	34,548	2,783
Barrick Gold	141,783	2,820

		5,603
CHINA — 1.7%
Agricultural Bank of China, Cl H	386,000	182
Alibaba Group Holding ADR	3,733	396
PDD Holdings ADR*	5,858	790

		1,368
GERMANY — 1.4%
Hannover Rueck	2,011	574
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	891	490

		1,064
ITALY — 2.9%
Ferrari	4,845	2,263

NETHERLANDS — 1.5%
Koninklijke KPN	296,228	1,210

SOUTH AFRICA — 1.9%
Naspers, Cl N	5,967	1,449

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing ADR	4,362	757
United Microelectronics ADR	89,657	755

		1,512
UNITED KINGDOM — 4.4%
Auto Trader Group	32,685	379
BAE Systems	43,195	715
London Stock Exchange Group	8,444	1,154
RELX	15,863	744

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED KINGDOM — (continued)
SSE	16,066	$404

		3,396
UNITED STATES — 56.7%
American Tower	4,336	1,008
Amgen	1,590	512
Apollo Global Management	3,178	397
Apple	10,265	2,392
Blue Owl Capital, Cl A	10,104	195
Booking Holdings	92	388
Carlisle	427	192
Caterpillar	504	197
Cheniere Energy	2,067	372
CommVault Systems*	2,526	388
CONSOL Energy	5,919	619
Coterra Energy	8,089	194
CubeSmart	11,472	617
Cummins	601	195
Digital Realty Trust	8,266	1,338
Enerpac Tool Group, Cl A	4,391	184
Equinix	2,380	2,113
Equitable Holdings	8,136	342
Evercore, Cl A	1,557	394
Fortinet*	5,076	394
Gaming and Leisure Properties	3,718	191
Gen Digital	7,182	197
General Dynamics	620	187
Halozyme Therapeutics*	23,502	1,345
Hess Midstream, Cl A	6,252	220
Intercontinental Exchange	5,220	839
InterDigital	2,272	322
Intuitive Surgical*	1,687	829
KLA	505	391
Lockheed Martin	318	186
Magnolia Oil & Gas, Cl A	7,628	186
Manhattan Associates*	1,519	427
Marathon Oil	9,206	245
Marathon Petroleum	1,788	291
Microsoft	2,267	975
Moody's	2,265	1,075

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED STATES — (continued)
Motorola Solutions	1,903	$856
National Fuel Gas	3,297	200
NetApp	11,106	1,372
Newmont	51,695	2,763
Nexstar Media Group, Cl A	3,530	584
NVIDIA	32,303	3,923
Oracle	12,353	2,105
PayPal Holdings*	19,966	1,558
Peabody Energy	8,800	234
Philip Morris International	642	78
Regeneron Pharmaceuticals*	1,389	1,460
ServiceNow*	2,890	2,585
Tesla*	6,130	1,604
TKO Group Holdings, Cl A*	9,644	1,193
United Therapeutics*	1,090	391
Vistra	6,739	799
Wynn Resorts	8,869	850
Zillow Group, Cl C*	20,218	1,291

		44,183
TOTAL COMMON STOCK
(Cost $57,635) (000)		63,573

EXCHANGE TRADED FUNDS — 1.0%

CANADA — 0.5%
Sprott Physical Uranium Trust *	19,577	379
UNITED STATES — 0.5%
iShares Bitcoin Trust ETF *	10,520	380
TOTAL EXCHANGE TRADED FUNDS
(Cost $767) (000)		759

TOTAL INVESTMENTS — 82.5%
(Cost $58,402) (000)		$64,332

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2024 (Unaudited)

Open futures contracts held by the Fund at September 30, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
Copper	3	Dec-2024	$327	$342	$15
Gold	29	Dec-2024	7,701	7,712	11
Japanese Yen	43	Dec-2024	3,839	3,779	(60)
Silver	20	Dec-2024	2,993	3,146	153
WTI Crude Oil	8	Oct-2024	544	545	1
			$15,404	$15,524	$120

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2024 (Unaudited)

At September 30, 2024, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS
Information Technology	27.7%
Consumer Discretionary	14.3%
Materials	13.0%
Financials	11.3%
Real Estate	10.2%
Health Care	7.0%
Communication Services	5.3%
Industrials	4.1%
Energy	3.7%
Utilities	2.1%
Exchange Traded Fund	1.2%
Consumer Staples	0.1%
100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0500

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS SEPTEMBER 30, 2024 (Unaudited)

Glossary

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
GBP — British Pound Sterling
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN— Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Sol
PHP — Philippines Peso
PLN — Polish Zloty
SEK — Swedish Krona
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

Portfolio Abbreviations
ADR — American Depositary Receipt
Cl — Class
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FED FUNDS — Federal Funds Effective Rate
H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate
IO — Interest Only
MTN — Medium Term Note
OTC — Over the Counter
PIK — Payment-in-Kind
PPP — Purchasing Power Parity
PRIME — Prime Interest Rate
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-Day Average
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
TBA — To Be Announced
TSFR1M — 1 Month CME Term Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured Overnight Financing Rate

CHI-QH-002-0500